[LOGO] JUNDT FUNDS


                                      JUNDT
                                   GROWTH FUND

                                      JUNDT
                                  U.S. EMERGING
                                   GROWTH FUND

                                      JUNDT
                                OPPORTUNITY FUND

                                      JUNDT
                                TWENTY-FIVE FUND

                                      JUNDT
                                     MID-CAP
                                   GROWTH FUND

                                      JUNDT
                                    SCIENCE &
                                 TECHNOLOGY FUND


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002

LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER,

The first six months of 2002 was one of the worst periods in market history. Bearish sentiment, in recent months, exceeded that of post September 11, 2001. In contrast to the euphoria of three years ago, close to one-half of the NASDAQ composite stocks were trading below $5 per share and nearly one out of seven were selling at less than $1 per share. Executive greed, corporate fraud, and fears of a double dip recession all contributed to the pessimistic atmosphere. The result was record mutual fund redemptions, margin calls, extreme investor anxiety, and significant price volatility.

Given the environment described in the above paragraph, growth stocks continued to perform erratically as the unique characteristics of this particular economic expansion have yet to become broadly recognized. While we should have maintained our negative posture somewhat longer, the indiscriminate selling of growth stocks has resulted in what we believe to be some of the most attractive valuations for real growth issues in the past five years. With an exception or two, earnings reports and forecasts of future growth have generally been in line with our expectations.

In our view, the companies that we have been purchasing are solid businesses with attractive growth prospects; we are convinced that the markets will reward these companies in a reasonable time frame. We recognize the magnitude of the shift in sentiment that has occurred over the past two years -- a shift which has resulted in an environment where growth stocks were, in our opinion, overpriced, to one where they are trading at bargain levels. We are expecting and awaiting a reversal in these trends.

The Funds' portfolios as they exist today consist mainly of companies that are leaders in their respective industries. We believe these businesses, despite the sluggish economic environment, are solid and the growth prospects are attractive. Values are compelling in our view, and we believe that prices will be higher in the future.

While we are disappointed with the performance of growth stocks over the past year, and with our inability to provide greater downside protection, we remain confident in our abilities and proud of our longer-term accomplishments as most of the Jundt Funds continue to compare favorably relative to their benchmarks and peer groups over the longer time horizons.(1)

For the one-year, three-year and five-year periods ended June 30, 2002, as well as over the life of each Fund, Class A shares of the Jundt Funds have captured the following average annual total returns. For your convenience we have also included the total return of each Fund's primary benchmark index and total return of its peer-group composite of mutual funds. Each Fund's past performance is not necessarily an indication of how the Fund will perform in the future, and the performance information does not reflect the deduction of taxes that would be paid on fund distributions or the redemptions of fund shares.

JUNDT GROWTH FUND

The Jundt Growth Fund maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to large American growth companies (companies with annual revenues over $750 million). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes.

AVERAGE ANNUAL TOTAL RETURNS(2)
FOR THE PERIODS ENDED JUNE 30, 2002:
                                                                        SINCE
                                                                      INCEPTION
                             1-YEAR        3-YEAR        5-YEAR       12/29/95
                             ------        ------        ------       --------
JUNDT GROWTH FUND(3)         (33.07%)      (19.72%)      (2.84%)        0.83%
Russell 1000 Growth(4)       (26.49%)      (16.15%)      (0.28%)        5.89%
Lipper Large Cap
 Growth(5)                   (24.91%)      (15.47%)       0.18%         5.54%

JUNDT U.S. EMERGING GROWTH FUND

The Jundt U.S. Emerging Growth Fund maintains a core portfolio of approximately 30 to 50 securities of primarily emerging growth companies (companies with annual revenues less than $750 million). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes.

AVERAGE ANNUAL TOTAL RETURNS(2)
FOR THE PERIODS ENDED JUNE 30, 2002:
                                                                        SINCE
                                                                      INCEPTION
                             1-YEAR        3-YEAR        5-YEAR        1/2/96
                             ------        ------        ------        ------
JUNDT U.S. EMERGING
 GROWTH FUND(3)              (24.67%)      (8.27%)        4.82%        11.68%
Russell 2000 Growth(6)       (25.00%)      (9.63%)       (1.98%)        0.89%
Lipper Small Cap
 Growth(7)                   (21.60%)      (0.24%)        3.43%         5.80%

JUNDT OPPORTUNITY FUND

The Jundt Opportunity Fund maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(2)
FOR THE PERIODS ENDED JUNE 30, 2002:
                                                                        SINCE
                                                                      INCEPTION
                             1-YEAR        3-YEAR        5-YEAR       12/29/96
                             ------        ------        ------       --------
JUNDT OPPORTUNITY FUND(3)    (47.13%)      (22.64%)       0.29%         2.56%
Russell 3000 Growth(8)       (26.39%)      (15.67%)      (0.50%)        2.39%
Lipper Multi Cap Growth(9)   (29.88%)      (12.36%)       1.02%         2.94%

JUNDT TWENTY-FIVE FUND

The Jundt Twenty-Five Fund maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(2)
FOR THE PERIODS ENDED JUNE 30, 2002:
                                                                        SINCE
                                                                      INCEPTION
                                          1-YEAR        3-YEAR        12/31/97
                                          ------        ------        --------
JUNDT TWENTY-FIVE FUND(3)                 (39.43%)      (20.52%)        1.21%
Russell 3000 Growth(8)                    (26.39%)      (15.67%)       (2.43%)
Lipper Multi Cap Growth(9)                (29.88%)      (12.36%)       (0.90%)

JUNDT MID-CAP GROWTH FUND

The Jundt Mid-Cap Growth Fund maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index, which currently have market capitalizations ranging from approximately $250 million to approximately $10 billion. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(2)
FOR THE PERIODS ENDED JUNE 30, 2002:
                                                                        SINCE
                                                                      INCEPTION
                                                        1-YEAR         6/30/00
                                                        ------         -------
JUNDT MID-CAP GROWTH FUND(3)                            (23.00%)      (16.73%)
Russell Mid Cap Growth(10)                              (26.34%)      (28.97%)
Lipper Mid Cap Growth(11)                               (25.50%)      (27.58%)

JUNDT SCIENCE & TECHNOLOGY FUND

The Jundt Science & Technology Fund maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(2)
FOR THE PERIODS ENDED JUNE 30, 2002:
                                                                        SINCE
                                                                      INCEPTION
                                                         1-YEAR        6/30/00
                                                         ------        -------
JUNDT SCIENCE & TECHNOLOGY FUND(3)                       (36.08%)      (28.41%)
NASDAQ Composite(12)                                     (32.30%)      (39.26%)
Lipper Science & Technology(13)                          (43.58%)      (46.96%)

LETTER TO SHAREHOLDERS (concluded)


As allowed in the investment objectives, we may invest a significant portion of one or more funds assets into cash and other short-term securities for a period of time as a defensive position to the market direction.

The pages that follow contain important information regarding the performance of each Fund for the semi-annual period ending June 30, 2002, and you should review the information that relates to your Fund.

Thank you for investing in the Jundt Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman

 (1)Investing in futures and options contracts, among other strategies employed by the Funds involve additional risks that are described in the Funds' prospectus.
 (2)Quoted returns assume reinvestment of all distributions. Investments in IPOs, during a period favorable for IPO investing, contributed substantially to the quoted performance of Jundt Mid-Cap Fund and Jundt Science & Technology Fund for the period ended December 31, 2000.
    Several other factors also contributed to these Funds' higher returns in 2000, including their shorter operating history and smaller asset base. There is no assurance that conditions will exist in the future that will have a similar effect on performance.
 (3)Quoted performance is for the Fund's Class A shares. Each Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class A shares are subject to a maximum front-end sales charge of 5.75%. The stated return does not reflect the deduction of any front-end sales charge.
 (4)The Russell 1000 Growth Index measures performance of those Russell 1000 companies (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deduction of expenses that mutual fund investors bear.
 (5)The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Large Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.
 (6)The Russell 2000 Growth Index measures performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is not an actual investment and does not reflect the deduction of expenses that mutual fund investors bear.
 (7)The Lipper Small Cap Growth Fund Index measures the composite performance of the 30 largest "small cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Small Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration. The inception date for the Lipper Small Cap Growth Fund Index is December 29, 1995.
 (8)The Russell 3000 Growth Index measures performance of those Russell 3000 companies (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index is not an actual investment and does not reflect the deduction of expenses that mutual fund investors bear. The inception date for the Russell 3000 Growth Index is December 31, 1996.
 (9)The Lipper Multi Cap Growth Fund Index measures the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Multi Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.
(10)The Russell Mid Cap Growth Index measures performance of those Russell Mid Cap Index companies (the 800 smallest companies in the Russell 1000 Index, which includes the 1,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. The Russell Mid Cap Growth Index is not an actual investment and does not reflect the deduction of expenses that mutual fund investors bear.
(11)The Lipper Mid Cap Growth Fund Index measures the composite performance of the 30 largest "mid cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Mid Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.
(12)The NASDAQ Composite Index measures the composite performance of domestic common stocks traded on the regular NASDAQ market, as well as the National Market System traded foreign common stocks and ADRS. The NASDAQ Composite Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.
(13)The Lipper Science & Technology Fund Index measures the composite performance of the 30 largest "science & technology" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Science & Technology Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS  (unaudited)                               June 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (8.8%)
--------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                         34,200          $1,905,495         $ 1,432,296
   Genentech, Inc. (b)                                    18,000             677,531             603,000
   Immunex Corporation (b)                                21,300             542,715             475,842
                                                                         -------------------------------
                                                                           3,125,741           2,511,138
                                                                         -------------------------------
CABLE (2.3%)
--------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)           158,000           1,310,476             644,640
                                                                         -------------------------------
                                                                           1,310,476             644,640
                                                                         -------------------------------
COMPUTER HARDWARE (4.8%)
--------------------------------------------------------------------------------------------------------
   Intel Corporation                                      50,000           1,495,348             913,500
   Sun Microsystems, Inc. (b)                             93,200             817,697             466,932
                                                                         -------------------------------
                                                                           2,313,045           1,380,432
                                                                         -------------------------------
COMPUTER SERVICES/SOFTWARE (11.0%)
--------------------------------------------------------------------------------------------------------
   Adobe Systems Inc.                                     17,300             696,932             493,050
   Intuit Inc. (b)                                        25,600             898,360           1,272,832
   Microsoft Corporation (b)                              16,600             976,229             908,020
   Oracle Corporation (b)                                 46,300             496,554             438,461
   Plumtree Software, Inc. (b)                             1,500              12,750               7,470
                                                                         -------------------------------
                                                                           3,080,825           3,119,833
                                                                         -------------------------------
INTERACTIVE MEDIA (4.4%)
--------------------------------------------------------------------------------------------------------
   Adelphia Communications Corporation -- Class A (b)    145,900           1,204,448              23,344
   Comcast Corporation (b)                                16,600             559,409             395,744
   General Motors Corporation -- Class H (b)              80,800           1,928,648             840,320
                                                                         -------------------------------
                                                                           3,692,505           1,259,408
                                                                         -------------------------------
INTERNET TECHNOLOGY (1.5%)
--------------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                               29,500             569,655             433,945
                                                                         -------------------------------
                                                                             569,655             433,945
                                                                         -------------------------------
MEDICAL DEVICES/DRUGS (14.3%)
--------------------------------------------------------------------------------------------------------
   Allergan, Inc. (b)                                     22,300           1,406,973           1,488,526
   Baxter International Inc.                              25,500           1,427,533           1,133,475
   McKesson Corporation                                    6,500             256,983             212,550
   Pfizer Inc.                                            18,100             664,394             633,500
   Pharmacia Corporation                                  16,254             698,173             608,712
                                                                         -------------------------------
                                                                           4,454,056           4,076,763
                                                                         -------------------------------


See accompanying notes to schedule of investments.                             4

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
MISCELLANEOUS (3.1%)
--------------------------------------------------------------------------------------------------------
   Concord EFS, Inc. (b)                                  15,500         $   443,300         $   467,170
   Weight Watchers International, Inc. (b)                 9,800             339,200             425,712
                                                                        --------------------------------
                                                                             782,500             892,882
                                                                        --------------------------------
RETAIL (13.2%)
--------------------------------------------------------------------------------------------------------
   Bed Bath & Beyond Inc. (b)                             47,400             413,535           1,788,876
   Best Buy Co., Inc. (b)                                  9,400             454,584             341,220
   Home Depot, Inc.                                       25,700           1,027,945             943,961
   Wal-Mart Stores, Inc.                                  12,700             665,346             698,627
                                                                        --------------------------------
                                                                           2,561,410           3,772,684
                                                                        --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (3.3%)
--------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)                       162,200           3,672,529             948,870
                                                                        --------------------------------
                                                                           3,672,529             948,870
                                                                        --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (2.6%)
--------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)            222,100           1,805,939             712,941
                                                                        --------------------------------
                                                                           1,805,939             712,941
                                                                        --------------------------------

TOTAL COMMON STOCKS (69.3%)                                               27,368,681          19,753,536
                                                                        ================================


See accompanying notes to schedule of investments.                             5

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2002
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue                     Principal Amount             Cost     Market Value (a)
---------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.2%)
---------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000 % due 06/01/2011,
   convertible into Nextel Communications common stock   $1,939,000      $ 1,907,416          $   899,211
                                                                        ---------------------------------
TOTAL CONVERTIBLE BONDS (3.2%)                                             1,907,416              899,211
                                                                        =================================

SHORT-TERM SECURITIES
REPURCHASE AGREEMENT (23.9%)
---------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A.
   1.35% acquired on 6/28/02 and due on 7/01/02.          6,800,000        6,800,000            6,800,000
                                                                        ---------------------------------
TOTAL SHORT-TERM SECURITIES (23.9%)                                        6,800,000            6,800,000
                                                                        =================================
   Total investments in securities (96.4%)                               $36,076,097(c)        27,452,747
                                                                        ============
   Other assets in excess of liabilities (3.6%)                                                 1,034,021
                                                                                            -------------

NET ASSETS (100.0%)                                                                           $28,486,768
                                                                                            =============

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are values by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at June 30, 2002, was $36,076,097. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       ------------------------------------------------
       Gross unrealized appreciation       $  2,094,546
       Gross unrealized depreciation        (10,717,896)
                                           ------------
       Net unrealized depreciation         $ (8,623,350)
       ------------------------------------------------

   (d) Short futures contracts entered into as of June 30, 2002:

                                                 MARKET       UNREALIZED
       CONTRACTS     ISSUE                       VALUE       DEPRECIATION
       ------------------------------------------------------------------
        69           NASDAQ 100 - Sep 2002    $ 7,272,600    $ (158,791)
        43           S&P 500 - Sep 2002         4,207,925       (41,963)
       ------------------------------------------------------------------
       112                                    $11,480,525    $ (200,754)
       ==================================================================


See accompanying notes to financial statements.                                6

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (2.5%)
--------------------------------------------------------------------------------------------------------
   Kos Pharmaceuticals, Inc. (b)                          51,100          $1,210,567          $1,039,885
                                                                         -------------------------------
                                                                           1,210,567           1,039,885
                                                                         -------------------------------
CLIENT SERVER SOFTWARE (0.7%)
--------------------------------------------------------------------------------------------------------
   NetScreen Technologies, Inc. (b)                       30,000             510,265             275,400
                                                                         -------------------------------
                                                                             510,265             275,400
                                                                         -------------------------------
COMPUTER HARDWARE (1.7%)
--------------------------------------------------------------------------------------------------------
   Numerical Technologies, Inc. (b)                      109,300           1,284,131             436,654
   Palm, Inc. (b)                                        152,000             599,366             267,520
                                                                         -------------------------------
                                                                           1,883,497             704,174
                                                                         -------------------------------
COMPUTER SERVICES/SOFTWARE (5.2%)
--------------------------------------------------------------------------------------------------------
   CheckFree Corp.                                        46,000             603,488             719,440
   Immersion Corporation (b)(d)                          429,600           5,476,575             446,784
   Plumtree Software, Inc. (b)                            59,500             427,861             296,310
   Quovadx, Inc. (b)                                     108,500           1,508,586             681,380
                                                                         -------------------------------
                                                                           8,016,510           2,143,914
                                                                         -------------------------------
ENERGY (6.0%)
--------------------------------------------------------------------------------------------------------
   Encore Acquisition Company (b)                        143,300           2,132,450           2,471,925
                                                                         -------------------------------
                                                                           2,132,450           2,471,925
                                                                         -------------------------------
HEALTHCARE SERVICES (7.8%)
--------------------------------------------------------------------------------------------------------
   Accredo Health, Incorporated (b)                       23,600           1,277,646           1,088,904
   Allscripts Healthcare Solutions, Inc. (b)             563,200           2,499,495           2,106,368
                                                                         -------------------------------
                                                                           3,777,141           3,195,272
                                                                         -------------------------------
INTERACTIVE MEDIA (2.8%)
--------------------------------------------------------------------------------------------------------
   Adelphia Communications Corporation -- Class A (b)    205,600             259,611              32,896
   Concurrent Computer Corporation (b)                   130,600             860,783             607,290
   Websense, Inc. (b)                                     19,900             511,048             508,843
                                                                         -------------------------------
                                                                           1,631,442           1,149,029
                                                                         -------------------------------


See accompanying notes to schedule of investments.                             7

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (16.8%)
---------------------------------------------------------------------------------------------------------
   Aksys, Ltd. (b)                                       193,000         $ 1,601,169         $ 1,331,700
   Align Technology, Inc. (b)                            286,400           1,067,813           1,157,342
   ATS Medical, Inc. (b)                                 307,000           4,514,422             168,850
   BioSphere Medical Inc. (b)                            100,000           1,100,000             385,000
   Curon Medical Inc. (b)                                150,000           1,726,890             520,500
   Given Imaging Ltd. (b)                                138,100           1,673,841           1,657,200
   Intuitive Surgical, Inc. (b)                          195,600           1,760,400           1,656,732
                                                                        --------------------------------
                                                                          13,444,535           6,877,324
                                                                        --------------------------------
MISCELLANEOUS (6.0%)
--------------------------------------------------------------------------------------------------------
   Anteon International Corporation (b)                   30,000             540,000             758,400
   ClearOne Communications Inc. (b)                        6,000             108,310              88,380
   Harman International Industries, Inc.                  23,200             761,283           1,142,600
   Herley Industries, Inc. (b)                            22,500             453,400             477,225
                                                                        --------------------------------
                                                                           1,862,993           2,466,605
                                                                        --------------------------------
OIL FIELD MACHINERY (4.6%)
--------------------------------------------------------------------------------------------------------
   Oil States International, Inc. (b)                    160,000           1,550,760           1,904,000
                                                                        --------------------------------
                                                                           1,550,760           1,904,000
                                                                        --------------------------------
RESTAURANTS (10.4%)
--------------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc. (b)(d)                 537,200           1,165,404           4,217,020
                                                                        --------------------------------
                                                                           1,165,404           4,217,020
                                                                        --------------------------------
RETAIL (2.8%)
--------------------------------------------------------------------------------------------------------
   Linens 'n Things, Inc. (b)                             35,000             722,093           1,148,350
                                                                        --------------------------------
                                                                             722,093           1,148,350
                                                                        --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (5.9%)
--------------------------------------------------------------------------------------------------------
   Nextel Partners, Inc. -- Class A (b)                  130,800           1,193,885             393,708
   WebEx Communications, Inc. (b)                         45,700             698,336             726,630
   XM Satellite Radio Holdings Inc. -- Class A (b)       179,600           3,198,315           1,302,100
                                                                        --------------------------------
                                                                           5,090,536           2,422,438
                                                                        --------------------------------

TOTAL COMMON STOCKS (73.2%)                                               42,998,193          30,015,336
                                                                        ================================


See accompanying notes to schedule of investments.                             8

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Industry Description and Issue                     Principal Amount             Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (20.7%)
--------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 1.35%
   acquired on 6/28/02 and due 7/1/02.                   $8,500,000      $ 8,500,000         $ 8,500,000
                                                                        --------------------------------
TOTAL SHORT-TERM SECURITIES (20.7%)                                        8,500,000           8,500,000
                                                                        ================================
   Total investments in securities (93.9%)                               $51,498,193(c)       38,515,336
                                                                        ============
   Other assets in excess of liabilities (6.1%)                                                2,488,920
                                                                                            ------------

NET ASSETS (100.0%)                                                                          $41,004,256
                                                                                            ============

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at June 30, 2002, was $51,498,193. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       ------------------------------------------------
       Gross unrealized appreciation      $   5,183,800
       Gross unrealized depreciation        (18,166,657)
                                          -------------
       Net unrealized depreciation        $ (12,982,857)
       ------------------------------------------------

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt U.S. Emerging Growth Fund, as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2002. The activity for investments in Common Stocks of Affiliates is as follows:

                                    BEGINNING    PURCHASE    SALES        ENDING     DIVIDEND   NET REALIZED
       DESCRIPTION                     COST        COST       COST         COST       INCOME    GAINS/LOSSES
       -----------------------------------------------------------------------------------------------------
       Famous Dave's of America    $1,350,443      $ --     $185,039    $1,165,404      $ --      $ 502,351
       Immersion Corporation        5,554,624        --       78,049     5,476,575        --        (72,482)
       -----------------------------------------------------------------------------------------------------
       Total                       $6,905,067      $ --     $263,088    $6,641,979      $ --      $ 429,869
       =====================================================================================================

   (e) Short futures contracts entered into as of June 30, 2002:

                                                            UNREALIZED
       CONTRACTS   ISSUE                    MARKET VALUE   APPRECIATION
       ----------------------------------------------------------------
       104         NASDAQ 100 - Sep 2002    $10,961,600    $ (235,572)
        26         S&P 500 - Sep 2002         6,435,650       (63,764)
       ----------------------------------------------------------------
       130                                  $17,397,250    $ (299,336)
       ================================================================


See accompanying notes to schedule of investments.                             9

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                     Number of Shares             Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (16.6%)
--------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                            49,000      $ 2,448,609          $2,052,120
   Genentech, Inc. (b)                                       29,200        1,141,179             978,200
   IDEC Pharmaceuticals Corporation (b)                      47,000        2,678,917           1,666,150
   Immunex Corporation (b)                                   41,200        1,159,176             920,408
   Kos Pharmaceuticals, Inc. (b)                             50,000        1,352,414           1,017,500
                                                                        --------------------------------
                                                                           8,780,295           6,634,378
                                                                        --------------------------------
CABLE (2.3%)
--------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)              219,800        1,176,255             896,784
                                                                        --------------------------------
                                                                           1,176,255             896,784
                                                                        --------------------------------
COMPUTER HARDWARE (5.7%)
--------------------------------------------------------------------------------------------------------
   Intel Corporation                                         83,300        2,496,440           1,521,891
   Sun Microsystems, Inc.                                   149,100        1,260,751             746,991
                                                                        --------------------------------
                                                                           3,757,191           2,268,882
                                                                        --------------------------------
COMPUTER SERVICES/SOFTWARE (11.0%)
--------------------------------------------------------------------------------------------------------
   Adobe Systems Inc.                                        20,700          820,728             589,950
   Immersion Corporation (b)(d)                             430,900        5,761,160             448,136
   I2 Technologies, Inc. (b)                                225,000          641,055             333,000
   Microsoft Corporation (b)                                 24,800        1,446,974           1,356,560
   Oracle Corporation (b)                                    75,300          808,910             713,091
   Plumtree Software, Inc. (b)                                2,200           18,700              10,956
   Siebel Systems, Inc. (b)                                  66,200        1,308,260             941,364
                                                                        --------------------------------
                                                                          10,805,787           4,393,057
                                                                        --------------------------------
HEALTHCARE SERVICES (0.7%)
--------------------------------------------------------------------------------------------------------
   Allscripts Healthcare Solutions, Inc. (b)                 77,900          342,740             291,346
                                                                        --------------------------------
                                                                             342,740             291,346
                                                                        --------------------------------
INTERACTIVE MEDIA (11.4%)
--------------------------------------------------------------------------------------------------------
   Adelphia Communications Corporation -- Class A (b)       222,500        1,961,243              35,600
   Comcast Corporation (b)                                   34,500        1,183,546             822,480
   EchoStar Communications Corporation -- Class A (b)(f)    109,200        1,566,477           2,026,752
   General Motors Corporation -- Class H (b)                157,500        4,234,917           1,638,000
                                                                        --------------------------------
                                                                           8,946,183           4,522,832
                                                                        --------------------------------


See accompanying notes to schedule of investments.                            10

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                     Number of Shares             Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGY (1.9%)
--------------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                                  51,100      $ 1,020,436         $   751,681
                                                                        --------------------------------
                                                                           1,020,436             751,681
                                                                        --------------------------------
MEDICAL DEVICES/DRUGS (14.0%)
--------------------------------------------------------------------------------------------------------
   Aksys, Ltd. (b)                                           81,800          513,510             564,420
   Allergan, Inc.                                            34,200        2,190,495           2,282,850
   McKesson Corporation                                      11,000          434,886             359,700
   Pfizer Inc.                                               24,400          895,556             854,000
   Pharmacia Corporation                                     40,800        1,716,393           1,527,960
                                                                        --------------------------------
                                                                           5,750,840           5,588,930
                                                                        --------------------------------
MISCELLANEOUS (9.0%)
--------------------------------------------------------------------------------------------------------
   Integrated Defense Technologies, Inc. (b)                 54,600        1,400,468           1,606,878
   Prudential Financial, Inc. (b)                            40,000        1,100,000           1,334,400
   Weight Watchers International, Inc. (b)                   14,700          472,457             638,568
                                                                        --------------------------------
                                                                           2,972,925           3,579,846
                                                                        --------------------------------
RETAIL (3.3%)
--------------------------------------------------------------------------------------------------------
   Home Depot, Inc.                                          36,100        1,448,907           1,325,952
                                                                        --------------------------------
                                                                           1,448,907           1,325,952
                                                                        --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.3%)
--------------------------------------------------------------------------------------------------------
   AT&T Wireless Services (b)(f)                            290,100        6,085,790           1,697,085
                                                                        --------------------------------
                                                                           6,085,790           1,697,085
                                                                        --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (6.6%)
--------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)               322,200        4,954,593           1,034,262
   Openwave Systems Inc. (b)                                 51,700          333,774             290,037
   XM Satellite Radio Holdings Inc. (b)(f)                  181,200        2,449,341           1,313,700
                                                                        --------------------------------
                                                                           7,737,708           2,637,999
                                                                        --------------------------------

TOTAL COMMON STOCKS (86.8%)                                               58,825,057          34,588,772
                                                                        ================================


See accompanying notes to schedule of investments.                            11

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2002
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue                     Principal Amount             Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (5.1%)
--------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000% due 06/01/2011,
   convertible into Nextel Communications common stock   $4,374,000      $ 4,313,125         $ 2,028,443
                                                                        --------------------------------
                                                                           4,313,125           2,028,443
                                                                        --------------------------------
TOTAL CONVERTIBLE BONDS (5.1%)                                             4,313,125           2,028,443
                                                                        ================================

SHORT-TERM SECURITIES
REPURCHASE AGREEMENT (2.0%)
--------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A.
   1.35% acquired on 6/28/02 and due 7/1/02.                790,000          790,000             790,000
                                                                        --------------------------------
TOTAL SHORT-TERM SECURITIES (2.0%)                                           790,000             790,000
                                                                        ================================
   Total investments in securities (93.9%)                               $63,928,182(c)       37,407,215
                                                                        ============
   Other assets in excess of liabilities (6.1%)                                                2,422,885
                                                                                            ------------

NET ASSETS (100.0%)                                                                          $39,830,100
                                                                                            ============

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at June 30, 2002, was $63,928,182. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       ----------------------------------------------
       Gross unrealized appreciation     $  1,752,148
       Gross unrealized depreciation      (28,273,115)
                                         ------------
       Net unrealized depreciation       $(26,520,967)
       ----------------------------------------------

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Opportunity Fund, as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2002.

       The activity for investments in Common Stocks of Affiliates is as follows:

                                BEGINNING    PURCHASE   SALES       ENDING    DIVIDEND   NET REALIZED
       DESCRIPTION                COST         COST     COST         COST      INCOME    GAINS/LOSSES
       ----------------------------------------------------------------------------------------------
       Immersion Corporation   $5,838,758     $ --     $77,598    $5,761,160     $ --     $(72,542)
       ----------------------------------------------------------------------------------------------
       Total                   $5,838,758     $ --     $77,598    $5,761,160     $ --     $(72,542)
       ==============================================================================================

   (e) Short futures contracts entered into as of June 30, 2002:

                                                  MARKET        UNREALIZED
       CONTRACTS     ISSUE                        VALUE        DEPRECIATION
       --------------------------------------------------------------------
       148           NASDAQ 100 - Sep 2002     $15,599,200      $(313,849)
         9           S&P 500 - Sep 2002          8,910,900        (87,200)
       --------------------------------------------------------------------
       157                                     $24,510,100      $(401,049)
       ====================================================================

   (f) Securities pledged, with a market value of $3,089,810, as collateral for short sales entered into as of June 30, 2002:

       SHARES     ISSUE                      MARKET VALUE
       --------------------------------------------------
       82,400     EchoStar Communications     $1,529,344
       15,000     Cephalon Inc.                  678,000
       --------------------------------------------------
       Total      (Proceeds - $2,251,317)     $2,207,344
       ==================================================


See accompanying notes to schedule of investments.                            12

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (9.4%)
--------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                         18,400          $1,051,711          $  770,592
   Genentech, Inc.                                        10,200             392,994             341,700
   Immunex Corporation (b)                                13,200             463,650             294,888
                                                                         -------------------------------
                                                                           1,908,355           1,407,180
                                                                         -------------------------------
CABLE (2.2%)
--------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)            82,000             735,568             334,560
                                                                         -------------------------------
                                                                             735,568             334,560
                                                                         -------------------------------
COMPUTER HARDWARE (7.8%)
--------------------------------------------------------------------------------------------------------
   Intel Corporation                                      29,100             871,211             531,657
   PMC -- Sierra Inc. (b)                                 39,000             588,947             361,530
   Sun Microsystems, Inc.                                 53,300             475,291             267,033
                                                                         -------------------------------
                                                                           1,935,449           1,160,220
                                                                         -------------------------------
COMPUTER SERVICES/SOFTWARE (12.8%)
--------------------------------------------------------------------------------------------------------
   Adobe Systems Incorporated                             10,200             401,894             290,700
   Immersion Corporation (b)(d)                          126,800           2,758,642             131,872
   Intuit Inc. (b)                                        15,100             630,999             750,772
   Microsoft Corporation (b)                               8,800             515,455             481,360
   Oracle Corporation                                     26,700             286,377             252,849
   Plumtree Software, Inc. (b)                               800               6,800               3,984
                                                                         -------------------------------
                                                                           4,600,167           1,911,537
                                                                         -------------------------------
INTERNET TECHNOLOGY (1.8%)
--------------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                               18,100             358,344             266,251
                                                                         -------------------------------
                                                                             358,344             266,251
                                                                         -------------------------------
INTERACTIVE MEDIA (8.9%)
--------------------------------------------------------------------------------------------------------
   Adelphia Communications Corporation -- Class A (b)     81,000             102,279              12,960
   Comcast Corporation (b)                                10,400             354,821             247,936
   EchoStar Communications Corporation -- Class A (b)     57,600             876,952           1,069,056
                                                                         -------------------------------
                                                                           1,334,052           1,329,952
                                                                         -------------------------------


See accompanying notes to schedule of investments.                            13

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                     Number of Shares             Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (12.7%)
--------------------------------------------------------------------------------------------------------
   Allergan, Inc.                                            12,400      $   786,732          $  827,700
   Baxter International Inc.                                 14,300          802,833             635,635
   Pharmacia Corporation                                     11,800          525,298             441,910
                                                                        --------------------------------
                                                                           2,114,863           1,905,245
                                                                        --------------------------------
RETAIL (6.1%)
--------------------------------------------------------------------------------------------------------
   Home Depot, Inc.                                          13,500          540,834             495,855
   Wal-Mart Stores, Inc.                                      7,500          385,057             412,575
                                                                        --------------------------------
                                                                             925,891             908,430
                                                                        --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.9%)
--------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)                          125,100        2,668,995             731,835
                                                                        --------------------------------
                                                                           2,668,995             731,835
                                                                        --------------------------------

TOTAL COMMON STOCKS (66.6%)                                               16,581,684           9,955,210
                                                                        ================================

CONVERTIBLE BONDS

Industry Description and Issue                     Principal Amount             Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (8.3%)
--------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000% due 06/01/2011,
   convertible into Nextel Communications common stock   $1,319,000      $ 1,299,592         $   611,686
   XM Satellite Radio Holdings, 7.750% due 03/01/2006,
   convertible into XM Satellite Radio Holdings common
   stock                                                    871,000          871,000             634,741
                                                                        --------------------------------
                                                                           2,170,592           1,246,427
                                                                        --------------------------------

TOTAL CONVERTIBLE BONDS (8.3%)                                             2,170,592           1,246,427
                                                                        ================================


See accompanying notes to schedule of investments.                            14

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2002
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Industry Description and Issue                     Principal Amount             Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (18.7%)
--------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 1.35%
   acquired on 6/28/02 and due 7/1/02.                    2,800,000      $ 2,800,000         $ 2,800,000
                                                                        --------------------------------
TOTAL SHORT-TERM SECURITIES (18.7%)                                        2,800,000           2,800,000
                                                                        ================================
   Total Investments in securities (93.6%)                               $21,552,276(c)       14,001,637
                                                                        ============
   Other assets in excess of liabilities (6.4%)                                                  964,083
                                                                                            ------------

NET ASSETS (100.0%)                                                                          $14,965,720
                                                                                            ============

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at June 30, 2002, was $21,552,276. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       ---------------------------------------------
       Gross unrealized appreciation     $   701,360
       Gross unrealized depreciation      (8,251,999)
                                         -----------
       Net unrealized depreciation       $(7,550,639)
       ---------------------------------------------

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Twenty-Five Fund, as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2002.

       The activity for investments in Common Stocks of Affiliates is as follows:

                                  BEGINNING     PURCHASE     SALES       ENDING     DIVIDEND   NET REALIZED
       DESCRIPTION                   COST         COST       COST         COST       INCOME    GAINS/LOSSES
       ----------------------------------------------------------------------------------------------------
       Immersion Corporation     $2,858,092       $ --      $99,450    $2,758,642      $ --      $(94,325)
       ----------------------------------------------------------------------------------------------------
       Total                     $2,858,092       $ --      $99,450    $2,758,642      $ --      $(94,325)
       ----------------------------------------------------------------------------------------------------

   (e) Short futures contracts entered into as of June 30, 2002:

                                                               UNREALIZED
       CONTRACTS     ISSUE                    MARKET VALUE    APPRECIATION
       -------------------------------------------------------------------
       38            NASDAQ 100 - Sep 2002     $4,005,200       $ (84,193)
       23            S&P 500 - Sep 2002         2,227,725         (21,800)
       -------------------------------------------------------------------
       61                                      $6,232,925       $(105,993)
       -------------------------------------------------------------------


See accompanying notes to financial statements.                               15

                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (6.3%)
--------------------------------------------------------------------------------------------------------
   IDEC Pharmaceuticals Corporation (b)                    8,900            $417,275            $315,505
   Kos Pharmaceuticals, Inc. (b)                          11,200             255,000             227,920
                                                                           -----------------------------
                                                                             672,275             543,425
                                                                           -----------------------------
CABLE (2.2%)
--------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)            47,800             307,002             195,024
                                                                           -----------------------------
                                                                             307,002             195,024
                                                                           -----------------------------
COMPUTER HARDWARE (2.2%)
--------------------------------------------------------------------------------------------------------
   PMC -- Sierra, Inc. (b)                                20,800             314,105             192,816
                                                                           -----------------------------
                                                                             314,105             192,816
                                                                           -----------------------------
COMPUTER SERVICES/SOFTWARE (10.0%)
--------------------------------------------------------------------------------------------------------
   Adobe Systems Incorporated                              5,100             201,017             145,350
   CheckFree Corp.                                         9,700             125,282             151,708
   Intuit Inc. (b)                                         7,800             273,715             387,816
   Plumtree Software, Inc. (b)                               300               2,550               1,494
   Siebel Systems, Inc. (b)                               12,700             244,232             180,594
                                                                           -----------------------------
                                                                             846,796             866,962
                                                                           -----------------------------
HEALTHCARE SERVICES (1.4%)
--------------------------------------------------------------------------------------------------------
   Allscripts Healthcare Solutions, Inc. (b)              32,800             216,480             122,672
                                                                           -----------------------------
                                                                             216,480             122,672
                                                                           -----------------------------
INTERACTIVE MEDIA (3.8%)
--------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation -- Class A        (17,800             608,044             330,368
                                                                           -----------------------------
                                                                             608,044             330,368
                                                                           -----------------------------
MEDICAL DEVICES/DRUGS (7.4%)
--------------------------------------------------------------------------------------------------------
   Allergan, Inc. (b)                                      6,600             422,591             440,550
   Aksys, Ltd. (b)                                        28,800             245,334             198,720
                                                                           -----------------------------
                                                                             667,925             639,270
                                                                           -----------------------------
MISCELLANEOUS (6.2%)
--------------------------------------------------------------------------------------------------------
   Integrated Defense Technologies, Inc. (b)               9,900             250,851             291,357
   Harman International Industries, Inc.                   5,100             167,793             251,175
                                                                           -----------------------------
                                                                             418,644             542,532
                                                                           -----------------------------


See accompanying notes to schedule of investments.                            16

                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
RETAIL (1.3%)
--------------------------------------------------------------------------------------------------------
   Barnes & Noble, Inc. (b)                                4,200          $  135,342          $  111,006
                                                                         -------------------------------
                                                                             135,342             111,006
                                                                         -------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (6.4%)
--------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)             66,600             257,885             213,786
   Nextel Partners, Inc. -- Class A (b)                    9,700              88,535              29,197
   Openwave Systems Inc. (b)                               7,500              85,291              42,075
   XM Satellite Radio Holdings Inc. -- Class A (b)        37,800             517,590             274,050
                                                                         -------------------------------
                                                                             949,301             559,108
                                                                         -------------------------------

TOTAL COMMON STOCKS (47.2%)                                                5,135,914           4,103,183
                                                                         ===============================


See accompanying notes to schedule of investments.                            17

                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2002
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Industry Description and Issue                  Principal Amount                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (20.7%)
--------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A.
   1.35% acquired on 6/28/02 and due 7/1/02.          $1,800,000         $ 1,800,000         $ 1,800,000
                                                                        --------------------------------
                                                                           1,800,000           1,800,000
                                                                        --------------------------------
TOTAL SHORT-TERM SECURITIES (20.7%)                                        1,800,000           1,800,000
                                                                        ================================
   Total investments in securities (67.9%)                               $ 6,935,914(c)        5,903,183
                                                                        ============
   Other assets in excess of liabilities (32.1%)                                               2,796,795
                                                                                            ------------

NET ASSETS (100.0%)                                                                          $ 8,699,978
                                                                                            ============

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at June 30, 2002, was $6,935,914. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       -----------------------------------------------
       Gross unrealized appreciation      $    291,024
       Gross unrealized depreciation        (1,323,755)
                                          ------------
       Net unrealized depreciation        $ (1,032,731)
       -----------------------------------------------

   (d) Short futures contracts entered into as of June 30, 2002:

                                                 MARKET       UNREALIZED
       CONTRACTS     ISSUE                       VALUE       DEPRECIATION
       ------------------------------------------------------------------
       17            NASDAQ 100 - Sep 2002    $1,791,800      $ (37,401)
       10            S&P 500 - Sep 2002          990,100        (13,617)
       ------------------------------------------------------------------
       27                                     $2,781,900      $ (51,018)
       ==================================================================


See accompanying notes to financial statements.                               18

                                                 Jundt Science & Technology Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (14.6%)
---------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                          3,700            $212,816            $154,956
   Genentech, Inc. (b)                                     2,100              77,899              70,350
   IDEC Pharmaceuticals Corporation (b)                    3,200             163,822             113,440
   Kos Pharmaceuticals, Inc. (b)                           5,100             116,192             103,785
                                                                           -----------------------------
                                                                             570,729             442,531
                                                                           -----------------------------
COMPUTER HARDWARE (13.8%)
--------------------------------------------------------------------------------------------------------
   Broadcom Corporation (b)                                6,000             184,500             105,240
   Intel Corporation                                       6,700             200,457             122,409
   Numerical Technologies, Inc. (b)                       10,100             115,582              40,350
   PMC -- Sierra Inc. (b)                                  9,300             140,441              86,211
   Sun Microsystems Inc. (b)                              12,500             118,497              62,625
                                                                           -----------------------------
                                                                             759,477             416,835
                                                                           -----------------------------
COMPUTER SERVICES/SOFTWARE (19.8%)
--------------------------------------------------------------------------------------------------------
   Adobe Systems Inc.                                      2,400              94,604              68,400
   CheckFree Corporation (b)                               4,500              57,737              70,380
   Immersion Corporation (b)(d)                           22,400             272,616              23,296
   Intuit Inc. (b)                                         3,600             131,603             178,992
   I2 Technologies, Inc. (b)                              15,000              44,388              22,200
   Microsoft Corporation (b)                               1,800             104,227              98,460
   Oracle Corporation (b)                                  6,400              68,614              60,608
   Plumtree Software, Inc. (b)                               100                 850                 498
   Siebel Systems, Inc. (b)                                5,300             107,964              75,366
                                                                           -----------------------------
                                                                             882,603             598,200
                                                                           -----------------------------
HEALTHCARE SERVICES (2.4%)
--------------------------------------------------------------------------------------------------------
   Allscripts Healthcare Solutions, Inc. (b)              19,600              56,056              73,304
                                                                           -----------------------------
                                                                              56,056              73,304
                                                                           -----------------------------
INTERACTIVE MEDIA (12.5%)
--------------------------------------------------------------------------------------------------------
   Adelphia Communications Corporation -- Class A (b)     17,600             158,612               2,816
   Concurrent Computer Corporation (b)                     9,600              62,893              44,640
   EchoStar Communications Corporation -- Class A (b)      9,200             302,081             170,752
   General Motors Corporation -- Class H (b)              11,000             248,978             114,400
   Websense Inc. (b)                                       1,800              46,226              46,026
                                                                           -----------------------------
                                                                             818,790             378,634
                                                                           -----------------------------


See accompanying notes to schedule of investments.                            19

                                                 Jundt Science & Technology Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (13.6%)
--------------------------------------------------------------------------------------------------------
   Aksys Ltd. (b)                                         17,900         $   151,319          $  123,510
   ATS Medical, Inc. (b)                                  24,800             371,105              13,640
   Given Imaging Ltd. (b)                                 11,000             132,267             132,000
   Pfizer Inc.                                             1,900              69,748              66,500
   Pharmacia Corporation                                   2,000             105,815              74,900
                                                                        --------------------------------
                                                                             830,254             410,550
                                                                        --------------------------------
MISCELLANEOUS (4.3%)
--------------------------------------------------------------------------------------------------------
   Integrated Defense Technologies, Inc. (b)               4,400             110,044             129,492
                                                                        --------------------------------
                                                                             110,044             129,492
                                                                        --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.8%)
--------------------------------------------------------------------------------------------------------
   AT&T Wireless Services (b)                             25,000             549,091             146,250
                                                                        --------------------------------
                                                                             549,091             146,250
                                                                        --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (7.7%)
--------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)             24,500             177,142              78,645
   Openwave Systems, Inc. (b)                              3,600              41,166              20,196
   Sprint PCS Group (b)                                    8,000              87,660              35,760
   XM Satellite Radio Holdings Inc. (b)                   14,000             210,227             101,500
                                                                        --------------------------------
                                                                             516,195             236,101
                                                                        --------------------------------

TOTAL COMMON STOCKS (93.5%)                                                5,093,239           2,831,897
                                                                        ================================
   Total investments in securities (93.5%)                               $ 5,093,239(c)        2,831,897
                                                                        ============
   Other assets in excess of liabilities (6.5%)                                                  196,731
                                                                                             -----------

NET ASSETS (100.0%)                                                                           $3,028,628
                                                                                             ===========


See accompanying notes to schedule of investments.                            20

                                                 Jundt Science & Technology Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2002
--------------------------------------------------------------------------------

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at June 30, 2002, was $5,093,239. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       -----------------------------------------------
       Gross unrealized appreciation      $     99,083
       Gross unrealized depreciation        (2,360,425)
                                          ------------
       Net unrealized depreciation        $ (2,261,342)
       -----------------------------------------------

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Science & Technology Fund, as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2002.

       The activity for investments in Common Stocks of Affiliates is as follows:

                               BEGINNING   PURCHASE    SALES      ENDING   DIVIDEND   NET REALIZED
       DESCRIPTION                COST       COST      COST        COST     INCOME    GAINS/LOSSES
       --------------------------------------------------------------------------------------------
       Immersion Corporation   $311,941      $ --     $39,325    $272,616     $ --      $ (35,723)
       --------------------------------------------------------------------------------------------
       Total                   $311,941      $ --     $39,325    $272,616     $ --      $ (35,723)
       ============================================================================================

   (e) Short futures contracts entered into as of June 30, 2002:

                                                 MARKET       UNREALIZED
       CONTRACTS     ISSUE                       VALUE       DEPRECIATION
       ------------------------------------------------------------------
       10            NASDAQ 100 - Sep 2002    $1,054,000      $ (23,303)
        1            S&P 500 - Sep 2002          495,050         (3,273)
       ------------------------------------------------------------------
       11                                     $1,549,050      $ (26,576)
       ==================================================================


See accompanying notes to schedule of investments.                            21

FINANCIAL STATEMENTS (unaudited)                                   June 30, 2002
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                       Jundt
                                                                                       Jundt       U.S. Emerging
                                                                                    Growth Fund     Growth Fund
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at market value (note 2)
    including repurchase agreements of $6,800,000, $8,500,000, $790,000,
    $2,800,000, $1,800,000, and $0, respectively (identified cost: $36,076,097,
    $44,856,214, $58,167,022, $18,793,634, $6,935,914 and $4,820,623,
    respectively)                                                                   $27,452,747     $33,851,532
   Investment in securities of affiliated issuers, at market value (note 2)
    (identified cost: $0, $6,641,979, $5,761,160, $2,758,642, $0 and $272,616,
    respectively)                                                                            --       4,663,804
   Cash                                                                               1,813,302       2,726,628
   Receivable for securities sold                                                       346,212          72,854
   Receivable for capital shares sold                                                        --          14,412
   Receivable from brokers for proceeds on securities sold short                         20,498              --
   Dividends and accrued interest receivable                                             12,019             956
   Prepaid expenses and other assets                                                     30,803          37,477
                                                                                   -----------------------------
   Total assets                                                                      29,675,581      41,367,663
                                                                                   -----------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
   Common stocks sold short, at market value (proceeds - $0, $0,
    $2,251,317, $0, $0 and $0, respectively)                                                 --              --
   Payable for securities purchased                                                   1,010,675              --
   Payable for capital shares redeemed                                                        4         222,099
   Accrued investment advisory fee                                                       24,876          34,625
   Accrued administration fee                                                             8,162           8,076
   Accrued distribution fee                                                               1,517          23,510
   Interest payable (note 5)                                                                 --              --
   Accrued expenses and other liabilities                                               143,579          75,097
                                                                                   -----------------------------
   Total liabilities                                                                  1,188,813         363,407
                                                                                   -----------------------------
   Net assets applicable to outstanding capital stock                               $28,486,768     $41,004,256
                                                                                   =============================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               22

                                                                   June 30, 2002
--------------------------------------------------------------------------------


           Jundt           Jundt           Jundt            Jundt
        Opportunity     Twenty-Five       Mid-Cap         Science &
            Fund            Fund        Growth Fund    Technology Fund
----------------------------------------------------------------------

----------------------------------------------------------------------




        $36,959,079     $13,869,765     $5,903,183        $2,808,601


            448,136         131,872             --            23,296
          2,336,870         919,416      2,784,327           258,461
          4,884,322         268,323         82,467            86,425
                855             670         36,753                --
          3,915,402           3,196          3,276             5,621
             23,003          30,101            266                30
             32,158          34,509         22,781            22,491
---------------------------------------------------------------------
         48,599,825      15,257,852      8,833,053         3,204,925
---------------------------------------------------------------------

---------------------------------------------------------------------

          2,207,344              --             --                --
          6,030,286         171,575         48,529            86,846
            296,030          41,656         34,187            52,097
             47,075          17,445          9,695             3,615
              8,580           7,974          7,247             7,250
             21,302           8,337          4,484             1,562
              8,959              --             --                --
            150,149          45,145         28,933            24,927
---------------------------------------------------------------------
          8,769,725         292,132        133,075           176,297
---------------------------------------------------------------------
        $39,830,100     $14,965,720     $8,699,978        $3,028,628
====================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2002
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                                                                     Jundt
                                                                                   Jundt         U.S. Emerging
                                                                                Growth Fund       Growth Fund
----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------
   Capital stock (note 1)                                                      $  53,993,999     $  87,205,312
   Accumulated net investment loss                                                  (159,969)       (1,033,883)
   Accumulated net realized loss on investments                                  (16,523,158)      (31,884,980)
   Net unrealized appreciation (depreciation) on:
    Investments                                                                   (8,623,350)      (12,982,857)
    Short sale positions                                                                  --                --
    Futures contracts                                                               (200,754)         (299,336)
                                                                              ----------------------------------
   Total, representing net assets applicable to outstanding capital stock      $  28,486,768     $  41,004,256
                                                                              ==================================
   Net assets applicable to outstanding Class A shares                         $     843,433     $  12,773,657
                                                                              ==================================
   Net assets applicable to outstanding Class B shares                         $   1,204,862     $  15,565,914
                                                                              ==================================
   Net assets applicable to outstanding Class C shares                         $     327,204     $   9,016,404
                                                                              ==================================
   Net assets applicable to outstanding Class I shares                         $  26,111,269     $   3,648,281
                                                                              ==================================

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
----------------------------------------------------------------------------------------------------------------
   Class A shares of capital stock outstanding:
    150,055; 1,299,528; 1,562,001; 487,328; 674,388
    and 203,686, respectively                                                  $        5.62     $        9.83
                                                                              ==================================
   Class B shares of capital stock outstanding:
    231,477; 1,667,415; 1,898,036; 843,010; 479,794
    and 83,896, respectively                                                   $        5.21     $        9.34
                                                                              ==================================
   Class C shares of capital stock outstanding:
    62,498; 966,611; 1,084,130; 450,986; 143,778
    and 196,985, respectively                                                  $        5.24     $        9.33
                                                                              ==================================
   Class I shares of capital stock outstanding:
    4,530,944; 360,348; 1,108,334; 459,375; 24,130
    and 110,823, respectively                                                  $        5.76     $       10.12
                                                                              ==================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               24

                                                                   June 30, 2002
--------------------------------------------------------------------------------


           Jundt              Jundt             Jundt             Jundt
        Opportunity        Twenty-Five         Mid-Cap          Science &
            Fund               Fund          Growth Fund     Technology Fund
----------------------------------------------------------------------------

---------------------------------------------------------------------------
        $ 122,049,994     $  41,342,645     $ 18,742,579       $  8,533,392
           (1,016,697)         (218,264)        (173,615)          (130,396)
          (54,325,154)      (18,502,029)      (8,785,237)        (3,086,450)

          (26,520,967)       (7,550,639)      (1,032,731)        (2,261,342)
               43,973                --               --                 --
             (401,049)         (105,993)         (51,018)           (26,576)
---------------------------------------------------------------------------
        $  39,830,100     $  14,965,720     $  8,699,978       $  3,028,628
===========================================================================
        $  11,223,354     $   3,332,836     $  4,469,619       $  1,041,839
===========================================================================
        $  13,079,930     $   5,487,904     $  3,131,496       $    423,267
===========================================================================
        $   7,442,670     $   2,957,993     $    937,974       $    993,638
===========================================================================
        $   8,084,146     $   3,186,987     $    160,889       $    569,884
===========================================================================


---------------------------------------------------------------------------


        $        7.19     $        6.84     $       6.63       $       5.11
===========================================================================


        $        6.89     $        6.51     $       6.53       $       5.05
===========================================================================


        $        6.87     $        6.56     $       6.52       $       5.04
===========================================================================


        $        7.29     $        6.94     $       6.67       $       5.14
===========================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2002
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                                  Jundt
                                                                 Jundt        U.S. Emerging
For the six months ended June 30, 2002                        Growth Fund      Growth Fund
--------------------------------------------------------------------------------------------
INCOME
--------------------------------------------------------------------------------------------
   Interest                                                    $  164,704       $   91,829
   Dividends                                                       61,212            1,160
                                                              ------------------------------
                                                                  225,916           92,989
                                                              ------------------------------
EXPENSES (NOTE 4)
--------------------------------------------------------------------------------------------
   Investment adviser fee                                         180,199          246,786
   Transfer agent fee                                              58,314          112,117
   Administrative fee                                              23,039           27,146
   Accounting fee                                                  22,626           22,901
   Registration fee                                                34,540           27,603
   Legal fees                                                       6,602            8,919
   Reports to shareholders                                         11,218           18,154
   Directors' fees                                                 11,665           15,321
   Custodian fee                                                    5,326            6,240
   Organizational costs                                                --               --
   Audit fees                                                      12,647           15,253
   Account maintenance fee:
    Class A                                                         1,696           20,068
    Class B                                                         1,929           22,743
    Class C                                                           585           13,575
   Distribution fee:
    Class B                                                         5,788           68,228
    Class C                                                         1,756           40,727
   Other                                                            7,955           21,607
                                                              ------------------------------
     Total expenses before interest                               385,885          687,388
   Interest expense (note 5)                                           --               --
                                                              ------------------------------
    Total expenses after interest expense                         385,885          687,388
                                                              ------------------------------
   Net investment loss                                           (159,969)        (594,399)
                                                              ------------------------------


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               26

                                                                   June 30, 2002
--------------------------------------------------------------------------------


           Jundt          Jundt          Jundt            Jundt
        Opportunity    Twenty-Five      Mid-Cap         Science &
            Fund          Fund        Growth Fund    Technology Fund
--------------------------------------------------------------------

--------------------------------------------------------------------
        $  475,020      $  110,015      $   37,628        $   14,082
           128,675          42,979           3,299             5,404
--------------------------------------------------------------------
           603,695         152,994          40,927            19,486
--------------------------------------------------------------------

--------------------------------------------------------------------
           403,858         136,372          68,289            30,316
           137,462          54,508          26,254            25,064
            34,173          22,657          22,263            22,263
            23,159          22,462          22,987            22,892
            33,621          25,304          18,837            17,932
            12,883           4,145           1,973               896
            24,562           6,788           3,154             1,525
            22,457           7,181           3,285             1,552
             7,041           4,421           3,801             4,077
                --           3,124              --                --
            22,944           8,616           5,259             4,042

            23,141           6,282           6,834             2,225
            25,185           9,783           4,543               794
            15,671           5,193           1,523             1,823

            75,554          29,349          13,630             2,382
            47,012          15,578           4,568             5,470
            15,553           7,937           7,344             6,629
--------------------------------------------------------------------
           924,276         369,700         214,544           149,882
            19,645           1,300              --                --
--------------------------------------------------------------------
           943,921         371,000         214,544           149,882
--------------------------------------------------------------------
          (340,226)       (218,006)       (173,617)         (130,396)
--------------------------------------------------------------------


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2002
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (CONCLUDED)

                                                                                                         Jundt
                                                                                       Jundt         U.S. Emerging
For the six months ended June 30, 2002                                              Growth Fund       Growth Fund
-------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
    Long transactions (including gain (loss) on sale of affiliated issuers of
     $0, $429,869, ($72,542), ($94,325), $0 and ($35,723),
     respectively)                                                                 $ (2,811,958)     $     247,679
    Short sale transactions                                                             (37,563)            (8,729)
    Written options                                                                          --            228,805
    Futures contracts closed                                                            726,862          1,193,879
                                                                                  ---------------------------------
     Net realized gain (loss)                                                        (2,122,659)         1,661,634
                                                                                  ---------------------------------
   Change in unrealized appreciation (depreciation) on:
    Long transactions (including appreciation due to investments of affiliated issuers of $0, ($2,550,500), ($2,398,818), ($647,391), $0
     and ($105,844), respectively)                                                   (7,122,474)       (11,186,959)
    Short sale transactions                                                                  --                 --
    Futures contracts                                                                   (85,972)          (210,527)
                                                                                  ---------------------------------
     Net unrealized loss on investments                                              (7,208,446)       (11,397,486)
                                                                                  ---------------------------------
   Net realized and unrealized loss on investments                                   (9,331,105)        (9,735,852)
                                                                                  ---------------------------------
   Net decrease in net assets resulting from operations                            $ (9,491,074)     $ (10,330,251)
                                                                                  =================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               28

                                                                   June 30, 2002
--------------------------------------------------------------------------------


             Jundt               Jundt             Jundt              Jundt
          Opportunity         Twenty-Five         Mid-Cap           Science &
              Fund               Fund           Growth Fund      Technology Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



         $ (13,090,672)      $ (2,117,645)      $ (1,650,428)      $   (613,168)
               (31,681)          (105,040)             1,238            (19,667)
                 2,735                 --                 --                 --
             1,320,234            445,452            (76,764)           180,754
-------------------------------------------------------------------------------
           (11,799,384)        (1,777,233)        (1,725,954)          (452,081)
-------------------------------------------------------------------------------



           (16,542,809)        (5,655,236)          (418,408)        (1,465,251)
               159,691                 --                 --             67,209
               188,774            (19,906)            98,614             10,832
-------------------------------------------------------------------------------
           (16,194,344)        (5,675,142)          (319,794)        (1,387,210)
-------------------------------------------------------------------------------
           (27,993,728)        (7,452,375)        (2,045,748)        (1,839,291)
-------------------------------------------------------------------------------
         $ (28,333,954)      $ (7,670,381)      $ (2,219,365)      $ (1,969,687)
===============================================================================


--------------------------------------------------------------------------------
                                                                              29

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2002
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   Jundt U.S. Emerging
                                                                  Jundt Growth Fund                    Growth Fund
                                                           ------------------------------------------------------------------
                                                              Six months                       Six months
                                                                ended                             ended
                                                              6/30/2002       Year ended        6/30/2002       Year ended
                                                             (unaudited)      12/31/2001       (unaudited)      12/31/2001
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                      $    (159,969)  $    (658,114)   $    (594,399)   $  (1,408,589)
   Net realized gain (loss) from investment transactions       (2,122,659)    (13,468,422)       1,661,634      (34,793,195)
   Change in unrealized appreciation (depreciation)            (7,208,446)     (2,462,460)     (11,397,486)      22,511,850
                                                           ------------------------------------------------------------------
   Net decrease in net assets resulting from operations        (9,491,074)    (16,588,996)     (10,330,251)     (13,689,934)
                                                           ------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
   Realized capital gains - net                                        --      (5,185,377)              --               --
                                                           ------------------------------------------------------------------
   Total distributions to shareholders                                 --      (5,185,377)              --               --
                                                           ------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                                  9,372       1,070,269          941,905       10,505,443
    Class B shares                                                 44,976         427,861          982,832        2,038,696
    Class C shares                                                    845         164,118        1,032,911        1,720,642
    Class I shares                                                 21,150       2,217,985           14,772           18,208
   Distributions reinvested:
    Class A shares                                                     --         120,880               --               --
    Class B shares                                                     --         152,612               --               --
    Class C shares                                                     --          34,319               --               --
    Class I shares                                                     --       1,054,026               --               --
   Cost of shares redeemed:
    Class A shares                                               (833,867)       (624,302)      (8,025,972)     (20,524,117)
    Class B shares                                               (252,146)       (873,844)      (2,998,527)      (5,660,428)
    Class C shares                                               (197,351)       (458,972)      (2,758,123)      (5,340,550)
    Class I shares                                             (3,601,193)     (8,596,984)        (551,365)        (643,068)
                                                           ------------------------------------------------------------------
   Net decrease in net assets from capital share
    transactions                                               (4,808,214)     (5,312,032)     (11,361,567)     (17,885,174)
                                                           ------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
   Total decrease in net assets                               (14,299,288)    (27,086,405)     (21,691,818)     (31,575,108)
   Net assets at beginning of period                           42,786,056      69,872,461       62,696,074       94,271,182
                                                           ------------------------------------------------------------------
   Net assets at end of period*                             $  28,486,768   $  42,786,056    $  41,004,256    $  62,696,074
                                                           ==================================================================
   * Including accumulated net investment loss of:          $    (159,969)  $          --    $  (1,033,883)   $    (439,627)


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               30

                                                                   June 30, 2002
--------------------------------------------------------------------------------


                                                                                 Jundt                       Jundt Science &
    Jundt Opportunity Fund            Jundt Twenty-Five Fund              Mid-Cap Growth Fund                Technology Fund
-----------------------------------------------------------------------------------------------------------------------------------
  Six months                       Six months                        Six months                        Six months
     ended                            ended                             ended                             ended
   6/30/2002      Year ended        6/30/2002       Year ended        6/30/2002       Year ended        6/30/2002       Year ended
  (unaudited)     12/31/2001       (unaudited)      12/31/2001       (unaudited)      12/31/2001       (unaudited)      12/31/2001
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
$   (340,226)    $ (2,575,956)    $   (218,006)    $   (628,588)    $   (173,617)    $   (440,934)    $   (130,396)    $   (319,600)
 (11,799,384)     (45,480,937)      (1,777,233)     (14,406,512)      (1,725,954)      (6,819,867)        (452,081)      (2,253,144)
 (16,194,344)       2,105,654       (5,675,142)       4,148,687         (319,794)       1,978,923       (1,387,210)         957,739
-----------------------------------------------------------------------------------------------------------------------------------
 (28,333,954)     (45,951,239)      (7,670,381)     (10,886,413)      (2,219,365)      (5,281,878)      (1,969,687)      (1,615,005)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          --               --               --       (6,646,725)              --         (173,076)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
          --               --               --       (6,646,725)              --         (173,076)              --               --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

     605,494       44,188,536           42,045        1,841,466          498,546        3,364,261           29,090        1,289,757
     567,379        7,631,002           78,895        1,782,290          319,975          947,570           18,757          131,868
     396,421        7,255,126           78,883        1,340,401           66,807          208,013           18,078          221,120
      10,000           93,886               --           26,911            2,750            6,050               --           55,818

          --               --               --        1,217,131               --           72,000               --               --
          --               --               --        1,784,561               --           45,878               --               --
          --               --               --          615,652               --           13,518               --               --
          --               --               --          392,116               --            3,006               --               --

  (7,129,551)     (55,103,115)      (1,427,143)      (7,279,755)      (1,297,653)     (13,258,248)        (600,172)      (4,966,541)
  (4,492,984)      (6,648,545)      (1,882,721)      (3,713,944)        (398,236)        (803,652)         (97,004)        (145,665)
  (4,762,970)      (7,838,308)        (968,539)      (4,077,896)        (270,270)      (1,697,475)        (131,915)      (1,593,887)
     (41,777)        (559,062)          (5,030)        (107,925)         (10,734)        (207,701)         (36,199)        (196,132)
-----------------------------------------------------------------------------------------------------------------------------------

 (14,847,988)     (10,980,480)      (4,083,610)      (6,178,992)      (1,088,815)     (11,306,780)        (799,365)      (5,203,662)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 (43,181,942)     (56,931,719)     (11,753,991)     (23,712,130)      (3,308,180)     (16,761,734)      (2,769,052)      (6,818,667)
  83,012,042      139,943,761       26,719,711       50,431,841       12,008,158       28,769,892        5,797,680       12,616,347
-----------------------------------------------------------------------------------------------------------------------------------
$ 39,830,100     $ 83,012,042     $ 14,965,720     $ 26,719,711     $  8,699,978     $ 12,008,158     $  3,028,628     $  5,797,680
===================================================================================================================================
$ (1,016,697)    $   (676,898)    $   (218,264)    $         --     $   (173,615)    $         --     $   (130,396)    $         --


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2002
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)


                                                                                    Jundt U.S. Emerging
                                                    Jundt Growth Fund                    Growth Fund
                                              ----------------------------------------------------------------
                                                Six months                      Six months
                                                  ended                           ended
                                                6/30/2002      Year ended       6/30/2002         Year ended
                                               (unaudited)     12/31/2001      (unaudited)        12/31/2001
--------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
   Shares sold:
    Class A shares                                  1,370        128,611            85,015           895,538
    Class B shares                                  7,377         49,113            93,367           185,138
    Class C shares                                    131         21,639            96,779           155,257
    Class I shares                                  3,214        289,246             1,275               931
   Shares issued for dividends reinvested:
    Class A shares                                     --         16,482                --                --
    Class B shares                                     --         22,476                --                --
    Class C shares                                     --          5,025                --                --
    Class I shares                                     --        140,913                --                --
   Shares redeemed:
    Class A shares                               (118,520)       (69,434)         (719,920)       (1,770,287)
    Class B shares                                (39,720)      (102,921)         (285,995)         (532,892)
    Class C shares                                (30,514)       (50,542)         (264,122)         (502,530)
    Class I shares                               (518,640)      (895,891)          (48,073)          (57,823)
                                              ----------------------------------------------------------------
   Net decrease in shares outstanding            (695,302)      (445,283)       (1,041,674)       (1,626,668)
                                              ================================================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               32

                                                                   June 30, 2002
--------------------------------------------------------------------------------


                                                                        Jundt Mid-Cap              Jundt Science &
          Jundt Opportunity Fund        Jundt Twenty-Five Fund           Growth Fund               Technology Fund
-----------------------------------------------------------------------------------------------------------------------
        Six months                     Six months                 Six months                    Six months
          ended                          ended                      ended                         ended
        6/30/2002       Year ended     6/30/2002    Year ended    6/30/2002      Year ended     6/30/2002    Year ended
       (unaudited)      12/31/2001    (unaudited)   12/31/2001   (unaudited)     12/31/2001    (unaudited)   12/31/2001
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

            58,906       3,057,017         4,835      132,515        67,462         345,156         3,795       163,820
            55,476         556,355         9,229      151,374        42,316         107,803         2,453        17,813
            39,082         528,390         9,040      117,505         8,790          22,024         2,448        27,041
               928           6,402            --        1,604           347             657            --         7,769

                --              --            --      125,868            --           8,943            --            --
                --              --            --      193,198            --           5,764            --            --
                --              --            --       66,124            --           1,700            --            --
                --              --            --       40,012            --             372            --            --
          (717,762)     (4,130,926)     (169,582)    (506,970)     (168,532)     (1,417,496)      (87,336)     (631,174)

          (483,817)       (534,795)     (227,935)    (288,719)      (52,209)       (100,445)      (14,709)      (18,333)
          (507,919)       (645,751)     (116,484)    (289,679)      (36,185)       (186,465)      (21,410)     (199,429)
            (4,460)        (45,426)         (520)      (6,798)       (1,327)        (31,647)       (4,741)      (30,756)
-----------------------------------------------------------------------------------------------------------------------
        (1,559,566)     (1,208,734)     (491,417)    (263,966)     (139,338)     (1,243,634)     (119,500)     (663,249)
=======================================================================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (unaudited) (concluded)                       June 30, 2002
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Six months ended June 30, 2002                                  Jundt Opportunity Fund            Jundt Twenty-Five Fund
----------------------------------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
----------------------------------------------------------------------------------------------------------------------------
   Sales of capital shares                                 $   1,579,294                      $     199,823
   Repurchases of capital shares                             (16,427,282)                        (4,283,433)
   Net change in receivables/payables related to capital
    share transactions                                            91,775                            (20,603)
                                                           -------------                      -------------
   Cash provided by capital share transactions               (14,756,213)                        (4,104,213)
   Net borrowings                                             (1,097,000)                          (196,000)
                                                           -------------                      -------------
    Total cash used by financing activities:                                 $ (15,853,213)                    $ (4,300,213)
                                                                             -------------                     ------------
CASH PROVIDED (USED) BY OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
   Purchases of long term investments                        (87,711,827)                       (13,120,888)
   Proceeds from sales of long term investments              105,729,049                         21,239,467
                                                           -------------                      -------------
   Change in short term investments                           (1,076,250)                        (2,480,334)
                                                           -------------                      -------------
   Net investment loss                                          (340,226)                          (218,006)
   Net change in receivables/payables related to
    operations                                                   (86,790)                          (493,367)
                                                           -------------                      -------------
    Total cash provided by operations:                        16,513,956                          4,926,872
                                                           -------------                      -------------
   Net increase in cash                                                            660,743                          626,659
   Cash, beginning of period                                                     1,676,127                          292,757
                                                                             -------------                     ------------
   Cash, end of period                                                       $   2,336,870                     $    919,416
                                                                             =============                     ============
   Supplemental information:
   Cash paid for interest                                                    $      11,120                     $      1,300


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               34

                                                                   June 30, 2002
--------------------------------------------------------------------------------


        Jundt Mid-Cap Growth Fund     Jundt Science & Technology Fund
----------------------------------------------------------------------

----------------------------------------------------------------------
      $    888,078                       $     65,925
        (1,976,893)                          (865,290)

            39,678                             52,098
      ------------                       ------------
        (1,049,137)                          (747,267)
                --                                 --
      ------------                       ------------
                       $ (1,049,137)                     $  (747,267)
                       ------------                      -----------

----------------------------------------------------------------------
        (8,376,661)                        (5,523,809)
        11,961,117                          5,658,951
      ------------                       ------------
           477,494                            827,426
      ------------                       ------------
          (173,617)                          (130,396)

          (385,658)                            91,053
      ------------                       ------------
         3,502,675                            923,225
      ------------                       ------------
                          2,453,538                          175,958
                            330,789                           82,503
                       ------------                      -----------
                       $  2,784,327                      $   258,461
                       ============                      ===========

                       $         --                      $        --


--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)                          June 30, 2002
--------------------------------------------------------------------------------

1. ORGANIZATION
The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") is a diversified Fund. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund"), Jundt Twenty-Five Fund ("Twenty-Five Fund"), Jundt Mid-Cap Growth Fund ("Mid-Cap Growth Fund") and Jundt Science & Technology Fund ("Science & Technology Fund") are Funds within Jundt Funds, Inc. (the "Company"). All of the Funds of the Company are non-diversified Funds with the exception of U.S. Emerging Growth Fund being a diversified Fund. Mid-Cap Growth Fund and Science & Technology Fund commenced operations on June 30, 2000. Jundt Associates, Inc. serves as the investment adviser ("Adviser") and is responsible for managing the funds' portfolio of securities.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Prior to April 22, 1997, Class I shares of each Fund then in existence were referred to as Class A shares, and the current Class A shares of each such Fund were referred to as Class D shares. Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Fund's Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B, and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each of the following Funds: U.S. Emerging Growth Fund , Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund.

The investment objective and strategy of each Fund is as follows:

o Growth Fund -- maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies (companies with annual revenues over $750 million). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

o U.S. Emerging Growth Fund -- maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies (companies with annual revenues less than $750 million). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

o Opportunity Fund -- maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Twenty-Five Fund -- maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2002
--------------------------------------------------------------------------------

o Mid-Cap Growth Fund -- maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index, which currently have market capitalizations ranging from approximately $250 million to approximately $10 billion. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Science & Technology Fund -- maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders.

Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

The Growth Fund has a capital loss carry forward of $11,162,928 which will expire in the tax year ending December 31, 2009; Opportunity Fund has a capital loss carry forward of $2,929,189 which will expire in the tax year ending August 31, 2009; Twenty-Five Fund has a capital loss carry forward of $12,534,074 which will expire in the tax year ending December 31, 2009; Mid-Cap Growth Fund has a capital loss carry forward of $5,696,421 which will expire in the tax year ending December 31, 2009; Science & Technology Fund has a capital loss carry forward of $181,850 which will expire in the tax year ending December 31, 2008 and $2,003,160 which will expire in the tax year ending December 31, 2009.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2002
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

The Jundt Growth Fund, Inc. and Jundt Funds, Inc. may transfer uninvested cash balances into a joint trading account managed by Jundt Associates, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

The Growth Fund, U.S. Emerging Growth Fund, Mid-Cap Fund and Science & Technology Fund together with other investment management companies having investment advisory agreements with Jundt Associates, Inc., have an interest in a $22,690,000 joint repurchase agreement dated June 28, 2002 with U.S. Bank, N.A., 1.35% due July 1, 2002. This joint repurchase agreement is collateralized by $22,690,000 FHLMC, 6.00%, with a market value of $23,144,270 due May 1, 2006.

INITIAL PUBLIC OFFERINGS
Each Fund may participate in the initial public offering (IPO) market, and a significant portion of the Funds' returns have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. Further, IPOs may not be consistently available to a Fund for investing. The impact of IPOs on the Funds' performance likely will decrease as the Funds' asset size increases, which could reduce the Funds' total returns over time.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS: For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use options for purposes of attempting to increase investment return.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts for hedging purposes. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use financial futures contracts for purposes of attempting to increase investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2002
--------------------------------------------------------------------------------

SHORT SALE TRANSACTIONS: Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. Securities sold short at June 30, 2002, if any, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.

In addition, for hedging purposes, each Fund (including Growth Fund and U.S. Emerging Growth Fund) may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box".

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis.

DEFERRED ORGANIZATION AND OFFERING COSTS
Organization costs were incurred in connection with the Start-up and initial registration of Twenty-Five Fund. These costs are being amortized over 60 months on a straight-line basis from the commencement of investment operations of the Fund. In the event any of the initial shares are redeemed during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed to the number of initial shares outstanding as the time of redemption.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS
For the six months ended June 30, 2002, for Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                     Cost of          Proceeds
                                                    Purchases        from Sales
--------------------------------------------------------------------------------
Growth Fund:
   Long-term investment
    transactions                                   $23,094,620      $ 30,395,772
   Short sale transactions                         $ 5,047,238      $  5,009,675
U.S. Emerging Growth Fund:
   Long-term investment
    transactions                                   $21,633,374      $ 34,087,981
   Short sale transactions                         $   486,575      $    477,845
Opportunity Fund:
   Long-term investment
    transactions                                   $87,711,827      $105,729,049
   Short sale transactions                         $63,921,021      $ 61,962,472
Twenty-Five Fund:
   Long-term investment
    transactions                                   $13,120,888      $ 21,239,467
   Short sale transactions                         $ 3,471,858      $  3,366,818
Mid-Cap Growth Fund:
   Long-term investment
    transactions                                   $ 8,376,661      $ 11,961,117
   Short sale transactions                         $ 1,349,337      $  1,350,575
Science & Technology Fund:
   Long-term investment
    transactions                                   $ 5,523,809      $  5,658,951
   Short sale transactions                         $ 1,137,668      $    864,510
================================================================================

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates:
Growth Fund and U.S. Emerging Growth Fund -- 1% of each Fund's average daily net assets; Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund -- 1.3% of each Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2002
--------------------------------------------------------------------------------

The Funds have entered into an Administration Agreement with U.S. Bancorp Fund Services, LLC (the "Administrator"). For the services rendered to each Fund and the facilities furnished, each Fund is obliged to pay the Administrator, subject to an annual minimum of $45,000 per Fund, a monthly fee at an annual rate of ..11% of the first $200 million of the Fund's average daily net assets, .09% of the next $500 million of the Fund's average daily net assets, and .07% on the Fund's average daily net assets in excess of $700 million. For its fee, the Administrator provides certain administrative, clerical and record keeping services for each Fund.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's shares as follows:

                                                      Account
                                                    Maintenance     Distribution
                                                        Fee             Fee
--------------------------------------------------------------------------------
Class A                                                 0.25%             --
Class B                                                 0.25%           0.75%
Class C                                                 0.25%           0.75%
================================================================================

In addition to the above fees, the administrative fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance and other miscellaneous expenses.

Legal fees of $6,602 for six months ended June 30, 2002, for Growth Fund, $8,919 for U.S. Emerging Growth Fund, $12,883 for Opportunity Fund, $4,145 for Twenty-Five Fund, $1,973 for Mid-Cap Growth Fund and $896 for Science & Technology Fund were incurred with a law firm of which the secretary of each Fund is a partner. Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of the Company and Growth Fund is also a director of other fund companies managed by the Adviser. The Company, Growth Fund and the other fund companies managed by the Adviser have agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "affiliated person" as defined in the Act a combined fee of $15,000 per year plus $1,500 for each meeting attended.

5. BANK BORROWING
The Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund entered into a Line of Credit Agreement with U.S. Bank, N.A., Wisconsin, for an amount not to exceed the lesser of $40,000,000 or 30% of the Fund's assets. For the six months ended June 30, 2002, the Opportunity Fund's average daily balance of loans outstanding was $840,558 at a weighted average interest rate of 4.75%. The maximum amount of loans outstanding at any time during the period was $7,475,000, or 13.35% of total assets. The loans were collateralized by certain Opportunity Fund investments. The Twenty-Five Fund's average daily balance of loans outstanding was $54,414 at a weighted average interest rate of 4.75%. The maximum amount of loans outstanding at any time during the period was $2,256,000, or 8.29% of total assets. The loans were collateralized by certain Twenty-Five Fund investments. Neither the Mid-Cap Growth Fund or the Science & Technology Fund had any loans during the period. As of June 30, 2002 the outstanding loan balances were zero for all funds.

6. OPTION CONTRACTS WRITTEN
For Growth Fund, Twenty-Five Fund, U.S. Emerging Growth Fund, Mid-Cap Growth Fund and Science & Technology Fund, there were no option contracts written, closed, exercised or expired during the six months ended June 30, 2002. For Opportunity Fund the premium amount and number of option contracts written during the six months ended June 30, 2002, were as follows:

                                                        Premium        Number of
                                                         Amount        Contracts
--------------------------------------------------------------------------------
Opportunity Fund
   Options outstanding at
    December 31, 2001                                  $     --             --
   Options written                                       44,891            261
   Options closed                                            --             --
   Options exercised                                    (44,891)          (261)
   Options expired                                           --             --
                                                       --------         ------
   Options outstanding at
    June 30, 2002                                      $     --             --
                                                       ========         ======

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS -- GROWTH FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and         Dividends   Distributions
                                          Net Asset        Net          Unrealized       from Net      from Net
                                          Value Per     Investment    Gain (Loss) on    Investment     Realized
                                            Share     Income (Loss)     Investments       Income        Gains
-----------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Six months ended 06/30/02 (unaudited)    $ 7.42         (0.04)            (1.76)            --            --
 Year ended 12/31/01                      $11.29         (0.13)            (2.75)            --         (0.99)
 Year ended 12/31/00                      $17.68         (0.21)            (2.50)            --         (3.68)
 Year ended 12/31/99                      $16.66         (0.18)             3.45             --         (2.25)
 Year ended 12/31/98                      $14.20         (0.24)             6.22             --         (3.52)
 Year ended 12/31/97                      $13.64         (0.23)             1.64             --         (0.85)
Class B
 Six months ended 06/30/02 (unaudited)    $ 6.90         (0.06)            (1.63)            --            --
 Year ended 12/31/01                      $10.66         (0.19)            (2.58)            --         (0.99)
 Year ended 12/31/00                      $17.07         (0.32)            (2.41)            --         (3.68)
 Year ended 12/31/99                      $16.23         (0.30)             3.33             --         (2.19)
 Year ended 12/31/98                      $13.99         (0.35)             6.11             --         (3.52)
 Year ended 12/31/97                      $13.56         (0.32)             1.60             --         (0.85)
Class C
 Six months ended 06/30/02 (unaudited)    $ 6.94         (0.06)            (1.64)            --            --
 Year ended 12/31/01                      $10.71         (0.19)            (2.59)            --         (0.99)
 Year ended 12/31/00                      $17.13         (0.33)            (2.41)            --         (3.68)
 Year ended 12/31/99                      $16.25         (0.30)             3.34             --         (2.16)
 Year ended 12/31/98                      $13.97         (0.35)             6.15             --         (3.52)
 Year ended 12/31/97                      $13.54         (0.30)             1.58             --         (0.85)
Class I
 Six months ended 06/30/02 (unaudited)    $ 7.60         (0.03)            (1.81)            --            --
 Year ended 12/31/01                      $11.49         (0.11)            (2.79)            --         (0.99)
 Year ended 12/31/00                      $17.89         (0.17)            (2.55)            --         (3.68)
 Year ended 12/31/99                      $16.83         (0.14)             3.49             --         (2.29)
 Year ended 12/31/98                      $14.28         (0.20)             6.27             --         (3.52)
 Year ended 12/31/97                      $13.69         (0.19)             1.63             --         (0.85)

(1)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2)Adjusted to an annual basis.

                                                                   June 30, 2002
--------------------------------------------------------------------------------


                           Ratio to Average Net Assets
                  ------------------------------------------
       Ending
      Net Asset         Net                                                     Portfolio    Net Assets at
      Value Per      Investment         Net          Gross          Total        Turnover    End of Period
        Share      Income (Loss)     Expenses      Expenses        Return(1)       Rate      (000s Omitted)
-----------------------------------------------------------------------------------------------------------


       $ 5.62          (1.09)%(2)      2.33%(2)      2.33%(2)      (24.26)%         89%         $   843
       $ 7.42          (1.41)%         2.08%         2.08%         (25.38)%        146%         $ 1,982
       $11.29          (1.22)%         1.77%         1.77%         (15.61)%        165%         $ 2,162
       $17.68          (0.97)%         1.81%         1.81%          19.71%         127%         $ 2,880
       $16.66          (1.45)%         2.14%         2.14%          42.90%          78%         $   954
       $14.20          (1.49)%         2.18%         2.18%          10.67%         115%         $   604

       $ 5.21          (1.83)%(2)      3.08%(2)      3.08%(2)      (24.49)%         89%         $ 1,205
       $ 6.90          (2.16)%         2.83%         2.83%         (25.85)%        146%         $ 1,819
       $10.66          (1.97)%         2.52%         2.52%         (16.30)%        165%         $ 3,145
       $17.07          (1.70)%         2.56%         2.56%          18.72%         127%         $ 3,650
       $16.23          (2.18)%         2.89%         2.89%          41.98%          78%         $   515
       $13.99          (2.28)%         2.93%         2.93%           9.77%         115%         $   189

       $ 5.24          (1.80)%(2)      3.08%(2)      3.08%(2)      (24.50)%         89%         $   327
       $ 6.94          (2.16)%         2.83%         2.83%         (25.83)%        146%         $   664
       $10.71          (1.97)%         2.52%         2.52%         (16.32)%        165%         $ 1,250
       $17.13          (1.72)%         2.56%         2.56%          18.82%         127%         $ 1,188
       $16.25          (2.15)%         2.89%         2.89%          42.32%          78%         $   256
       $13.97          (2.32)%         2.93%         2.93%           9.82%         115%         $    80

       $ 5.76          (0.82)%(2)      2.08%(2)      2.08%(2)      (24.21)%         89%         $26,111
       $ 7.60          (1.16)%         1.83%         1.83%         (25.12)%        146%         $38,340
       $11.49          (0.97)%         1.52%         1.52%         (15.49)%        165%         $63,315
       $17.89          (0.77)%         1.56%         1.56%          19.97%         127%         $93,521
       $16.83          (1.23)%         1.89%         1.89%          43.30%          78%         $88,752
       $14.28          (1.22)%         1.93%         1.93%          10.85%         115%         $80,964

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS -- U.S. EMERGING GROWTH FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and         Dividends   Distributions
                                          Net Asset        Net          Unrealized      from Net      from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments      Income         Gains
-----------------------------------------------------------------------------------------------------------------
U.S. EMERGING GROWTH FUND
Class A
 Six months ended 06/30/02 (unaudited)     $12.04        (0.11)            (2.10)           --             --
 Year ended 12/31/01                       $13.81        (0.19)            (1.58)           --             --
 Year ended 12/31/00                       $21.85        (0.20)            (5.83)           --          (2.01)
 Year ended 12/31/99                       $14.96        (0.08)             7.39            --          (0.42)
 Year ended 12/31/98                       $13.09        (0.17)             5.02            --          (2.98)
 Year ended 12/31/97                       $12.42        (0.11)             4.09            --          (3.31)
Class B
 Six months ended 06/30/02 (unaudited)     $11.48        (0.14)            (2.00)           --             --
 Year ended 12/31/01                       $13.26        (0.27)            (1.51)           --             --
 Year ended 12/31/00                       $21.25        (0.35)            (5.63)           --          (2.01)
 Year ended 12/31/99                       $14.62        (0.19)             7.18            --          (0.36)
 Year ended 12/31/98                       $12.90        (0.27)             4.92            --          (2.93)
 Year ended 12/31/97                       $12.37        (0.21)             4.05            --          (3.31)
Class C
 Six months ended 06/30/02 (unaudited)     $11.47        (0.14)            (2.00)           --             --
 Year ended 12/31/01                       $13.25        (0.27)            (1.51)           --             --
 Year ended 12/31/00                       $21.24        (0.35)            (5.63)           --          (2.01)
 Year ended 12/31/99                       $14.63        (0.19)             7.17            --          (0.37)
 Year ended 12/31/98                       $12.88        (0.27)             4.94            --          (2.92)
 Year ended 12/31/97                       $12.36        (0.21)             4.04            --          (3.31)
Class I
 Six months ended 06/30/02 (unaudited)     $12.38        (0.10)            (2.16)           --             --
 Year ended 12/31/01                       $14.17        (0.17)            (1.62)           --             --
 Year ended 12/31/00                       $22.29        (0.14)            (5.97)           --          (2.01)
 Year ended 12/31/99                       $15.22        (0.04)             7.55            --          (0.44)
 Year ended 12/31/98                       $13.25        (0.13)             5.10            --          (3.00)
 Year ended 12/31/97                       $12.51        (0.07)             4.12            --          (3.31)

(1)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2)Adjusted to an annual basis.

                                                                   June 30, 2002
--------------------------------------------------------------------------------


                           Ratio to Average Net Assets
                   -------------------------------------------
        Ending
      Net Asset          Net                                                     Portfolio    Net Assets at
      Value Per       Investment          Net          Gross          Total       Turnover    End of Period
        Share       Income (Loss)      Expenses      Expenses        Return(1)      Rate      (000s Omitted)
------------------------------------------------------------------------------------------------------------


       $ 9.83         (1.99)%(2)        2.36%(2)      2.36%(2)        (18.36)%        58%         $12,774
       $12.04         (1.67)%           2.14%         2.14%           (12.82)%        86%         $23,300
       $13.81         (0.90)%           1.82%         1.82%           (27.21)%       112%         $38,791
       $21.85         (0.25)%           1.80%         2.13%            49.04%        248%         $34,531
       $14.96         (1.16)%           1.80%         2.93%            38.65%        197%         $ 8,058
       $13.09         (0.88)%           1.80%         3.35%            33.54%        264%         $ 2,117

       $ 9.34         (2.74)%(2)        3.11%(2)      3.11%(2)        (18.64)%        58%         $15,566
       $11.48         (2.42)%           2.89%         2.89%           (13.42)%        86%         $21,351
       $13.26         (1.65)%           2.57%         2.57%           (27.75)%       112%         $29,279
       $21.25         (1.00)%           2.55%         2.88%            47.96%        248%         $28,106
       $14.62         (1.91)%           2.55%         3.68%            37.64%        197%         $ 8,462
       $12.90         (1.63)%           2.55%         4.10%            32.55%        264%         $ 3,786

       $ 9.33         (2.74)%(2)        3.11%         3.11%(2)        (18.66)%        58%         $ 9,016
       $11.47         (2.42)%           2.89%         2.89%           (13.43)%        86%         $13,006
       $13.25         (1.65)%           2.57%         2.57%           (27.76)%       112%         $19,627
       $21.24         (1.00)%           2.55%         2.88%            47.88%        248%         $18,450
       $14.63         (1.91)%           2.55%         3.68%            37.82%        197%         $ 3,301
       $12.88         (1.63)%           2.55%         4.10%            32.50%        264%         $ 1,519

       $10.12         (1.74)%(2)        2.11%(2)      2.11%(2)        (18.26)%        58%         $ 3,648
       $12.38         (1.42)%           1.89%         1.89%           (12.63)%        86%         $ 5,040
       $14.17         (0.65)%           1.57%         1.57%           (27.04)%       112%         $ 6,574
       $22.29          0.00%            1.55%         1.88%            49.51%        248%         $12,455
       $15.22         (0.91)%           1.55%         2.68%            39.06%        197%         $10,344
       $13.25         (0.63)%           1.55%         3.10%            33.87%        264%         $11,773

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- OPPORTUNITY FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and         Dividends   Distributions
                                          Net Asset        Net          Unrealized      from Net      from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments      Income         Gains
-----------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Six months ended 06/30/02 (unaudited)     $11.73        (0.04)            (4.50)           --             --
 Year ended 12/31/01                       $16.84        (0.26)            (4.85)           --             --
 Year ended 12/31/00                       $21.42        (0.35)            (2.11)           --          (2.12)
 Year ended 12/31/99                       $15.84        (0.20)             5.92            --          (0.14)
 Year ended 12/31/98                       $11.03        (0.17)             6.81            --          (1.83)
 Year ended 12/31/97                       $ 9.87        (0.17)             4.12            --          (2.79)
Class B
 Six months ended 06/30/02 (unaudited)     $11.29        (0.07)            (4.33)           --             --
 Year ended 12/31/01                       $16.34        (0.35)            (4.70)           --             --
 Year ended 12/31/00                       $21.00        (0.50)            (2.04)           --          (2.12)
 Year ended 12/31/99                       $15.60        (0.33)             5.81            --          (0.08)
 Year ended 12/31/98                       $10.94        (0.27)             6.73            --          (1.80)
 Year ended 12/31/97                       $ 9.87        (0.26)             4.12            --          (2.79)
Class C
 Six months ended 06/30/02 (unaudited)     $11.25        (0.07)            (4.31)           --             --
 Year ended 12/31/01                       $16.28        (0.35)            (4.68)           --             --
 Year ended 12/31/00                       $20.93        (0.50)            (2.03)           --          (2.12)
 Year ended 12/31/99                       $15.56        (0.33)             5.80            --          (0.10)
 Year ended 12/31/98                       $10.93        (0.27)             6.71            --          (1.81)
 Year ended 12/31/97                       $ 9.87        (0.25)             4.10            --          (2.79)
Class I
 Six months ended 06/30/02 (unaudited)     $11.89        (0.02)            (4.58)           --             --
 Year ended 12/31/01                       $17.03        (0.23)            (4.91)           --             --
 Year ended 12/31/00                       $21.58        (0.29)            (2.14)           --          (2.12)
 Year ended 12/31/99                       $15.93        (0.16)             5.98            --          (0.17)
 Year ended 12/31/98                       $11.06        (0.14)             6.85            --          (1.84)
 Year ended 12/31/97                       $ 9.87        (0.14)             4.12            --          (2.79)

(1)Excluding interest expense, net of reimbursement.
(2)Excluding interest expense, before reimbursement.
(3)Including interest expense, before reimbursement.
(4)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5)Adjusted to an annual basis.

                                                                   June 30, 2002
--------------------------------------------------------------------------------


                                   Ratio to Average Net Assets
                  ---------------------------------------------------------------
        Ending
      Net Asset         Net                                     Gross Expenses                  Portfolio    Net Assets at
      Value Per      Investment       Net          Gross          Including           Total      Turnover    End of Period
        Share      Income (Loss)   Expenses(1)   Expenses(2)  Interest Expense(3)   Return(4)     Rate      (000s Omitted)
--------------------------------------------------------------------------------------------------------------------------


       $ 7.19        (0.74)%(5)     2.62%(5)       2.62%(5)         2.69%(5)         (38.70)%      160%         $11,223
       $11.73        (1.95)%        2.26%          2.26%            2.76%            (30.34)%      192%         $26,057
       $16.84        (1.56)%        2.07%          2.07%            2.19%            (11.70)%      286%         $55,499
       $21.42        (1.11)%        2.14%          2.29%            2.32%             36.11%       318%         $23,977
       $15.84        (1.28)%        2.14%          3.35%            3.45%             60.83%       376%         $ 9,852
       $11.03        (1.71)%        2.14%          6.57%            6.85%             41.15%       298%         $ 1,084

       $ 6.89        (1.49)%(5)     3.37%(5)       3.37%(5)         3.44%(5)         (38.97)%      160%         $13,080
       $11.29        (2.70)%        3.01%          3.01%            3.51%            (30.91)%      192%         $26,266
       $16.34        (2.31)%        2.82%          2.82%            2.94%            (12.31)%      286%         $37,654
       $21.00        (1.86)%        2.89%          3.04%            3.07%             35.10%       318%         $24,604
       $15.60        (2.03)%        2.89%          4.10%            4.20%             59.60%       376%         $ 8,388
       $10.94        (2.36)%        2.89%          7.32%            7.50%             40.25%       298%         $ 2,298

       $ 6.87        (1.51)%(5)     3.37%(5)       3.37%(5)         3.44%(5)         (38.93)%      160%         $ 7,443
       $11.25        (2.70)%        3.01%          3.01%            3.51%            (30.90)%      192%         $17,467
       $16.28        (2.31)%        2.82%          2.82%            2.94%            (12.31)%      286%         $27,188
       $20.93        (1.86)%        2.89%          3.04%            3.07%             35.13%       318%         $18,171
       $15.56        (2.06)%        2.89%          4.10%            4.20%             59.53%       376%         $ 2,764
       $10.93        (2.49)%        2.89%          7.32%            7.63%             40.12%       298%         $   427

       $ 7.29        (0.49)%(5)     2.37%(5)       2.37%(5)         2.44%(5)         (38.69)%      160%         $ 8,084
       $11.89        (1.70)%        2.01%          2.01%            2.51%            (30.18)%      192%         $13,222
       $17.03        (1.31)%        1.82%          1.82%            1.94%            (11.48)%      286%         $19,603
       $21.58        (0.86)%        1.89%          2.04%            2.08%             36.55%       318%         $25,472
       $15.93        (1.04)%        1.89%          3.10%            3.20%             61.29%       376%         $18,182
       $11.06        (1.56)%        1.89%          6.32%            6.70%             41.45%       298%         $ 3,973

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- TWENTY-FIVE FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and         Dividends   Distributions
                                          Net Asset        Net          Unrealized      from Net      from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments      Income         Gains
-----------------------------------------------------------------------------------------------------------------
TWENTY-FIVE FUND
Class A
 Six months ended 06/30/02 (unaudited)     $10.01         (0.07)           (3.10)            --            --
 Year ended 12/31/01                       $17.05         (0.19)           (3.81)            --         (3.04)
 Year ended 12/31/00                       $22.74         (0.45)           (3.91)            --         (1.33)
 Year ended 12/31/99                       $16.06         (0.17)            6.85             --            --
 Year ended 12/31/98                       $10.00         (0.15)            7.63          (0.07)        (1.35)
Class B
 Six months ended 06/30/02 (unaudited)     $ 9.56         (0.10)           (2.95)            --            --
 Year ended 12/31/01                       $16.59         (0.29)           (3.70)            --         (3.04)
 Year ended 12/31/00                       $22.34         (0.61)           (3.81)            --         (1.33)
 Year ended 12/31/99                       $15.89         (0.32)            6.77             --            --
 Year ended 12/31/98                       $10.00         (0.27)            7.57          (0.06)        (1.35)
Class C
 Six months ended 06/30/02 (unaudited)     $ 9.63         (0.10)           (2.97)            --            --
 Year ended 12/31/01                       $16.69         (0.29)           (3.73)            --         (3.04)
 Year ended 12/31/00                       $22.48         (0.61)           (3.85)            --         (1.33)
 Year ended 12/31/99                       $15.96         (0.32)            6.84             --            --
 Year ended 12/31/98                       $10.00         (0.25)            7.58          (0.02)        (1.35)
Class I
 Six months ended 06/30/02 (unaudited)     $10.14         (0.06)           (3.14)            --            --
 Year ended 12/31/01                       $17.17         (0.15)           (3.84)            --         (3.04)
 Year ended 12/31/00                       $22.82         (0.40)           (3.92)            --         (1.33)
 Year ended 12/31/99                       $16.07         (0.12)            6.87             --            --
 Year ended 12/31/98                       $10.00         (0.10)            7.61          (0.09)        (1.35)

(1)Excluding interest expense, net of reimbursement.
(2)Excluding interest expense, before reimbursement.
(3)Including interest expense, before reimbursement.
(4)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5)Adjusted to an annual basis.

                                                                   June 30, 2002
--------------------------------------------------------------------------------


                                    Ratio to Average Net Assets
                  ---------------------------------------------------------------
        Ending
      Net Asset         Net                                     Gross Expenses                 Portfolio    Net Assets at
      Value Per      Investment       Net         Gross           Including          Total      Turnover    End of Period
        Share      Income (Loss)   Expenses(1)  Expenses(2)   Interest Expense(3)   Return(4)     Rate      (000s Omitted)
--------------------------------------------------------------------------------------------------------------------------


       $ 6.84        (1.69)%(5)      3.14%(5)      3.14%(5)         3.15%(5)         (31.67)%       77%         $ 3,333
       $10.01        (1.33)%         2.61%         2.61%            2.66%            (22.85)%      121%         $ 6,525
       $17.05        (2.04)%         2.15%         2.15%            2.43%            (19.29)%      115%         $15,353
       $22.74        (0.94)%         2.25%         2.63%             N/A%             41.59%       213%         $18,020
       $16.06        (1.06)%         2.25%         9.37%             N/A%             75.21%       294%         $ 3,181

       $ 6.51        (2.44)%(5)      3.89%(5)      3.89%(5)         3.90%(5)         (31.90)%       77%         $ 5,488
       $ 9.56        (2.08)%         3.36%         3.36%            3.41%            (23.43)%      121%         $10,152
       $16.59        (2.79)%         2.90%         2.90%            3.18%            (19.91)%      115%         $16,690
       $22.34        (1.69)%         3.00%         3.38%             N/A%             40.59%       213%         $17,734
       $15.89        (1.78)%         3.00%        10.12%             N/A%             73.37%       294%         $ 2,321

       $ 6.56        (2.44)%(5)      3.89%(5)      3.89%(5)         3.90%(5)         (31.88)%       77%         $ 2,958
       $ 9.63        (2.08)%         3.36%         3.36%            3.41%            (23.48)%      121%         $ 5,380
       $16.69        (2.79)%         2.90%         2.90%            3.18%            (19.96)%      115%         $11,088
       $22.48        (1.69)%         3.00%         3.38%             N/A%             40.85%       213%         $14,093
       $15.96        (1.81)%         3.00%        10.12%             N/A%             73.69%       294%         $   667

       $ 6.94        (1.45)%(5)      2.89%(5)      2.89%(5)         2.90%(5)         (31.56)%       77%         $ 3,187
       $10.14        (1.08)%         2.36%         2.36%            2.41%            (22.64)%      121%         $ 4,663
       $17.17        (1.79)%         1.90%         1.90%            2.18%            (19.05)%      115%         $ 7,300
       $22.82        (0.69)%         2.00%         2.38%             N/A%             42.00%       213%         $10,001
       $16.07        (0.74)%         2.00%         9.12%             N/A%             75.43%       294%         $ 2,926

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)
--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS (CONCLUDED) -- MID-CAP GROWTH FUND AND SCIENCE & TECHNOLOGY FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                      Net Realized
                                         Beginning                         and         Dividends   Distributions
                                         Net Asset        Net          Unrealized      from Net      from Net
                                         Value Per     Investment    Gain (Loss) on   Investment     Realized
                                           Share     Income (Loss)     Investments      Income         Gains
----------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND
Class A
 Six months ended 06/30/02 (unaudited)    $ 8.26         (0.11)           (1.52)           --             --
 Year ended 12/31/01                      $10.65         (0.21)           (2.06)           --          (0.12)
 Period from 06/30/00 * to 12/31/00       $10.00          0.01             0.95            --          (0.31)
Class B
 Six months ended 06/30/02 (unaudited)    $ 8.16         (0.14)           (1.49)           --             --
 Year ended 12/31/01                      $10.61         (0.27)           (2.06)           --          (0.12)
 Period from 06/30/00 * to 12/31/00       $10.00         (0.03)            0.95            --          (0.31)
Class C
 Six months ended 06/30/02 (unaudited)    $ 8.16         (0.14)           (1.50)           --             --
 Year ended 12/31/01                      $10.60         (0.27)           (2.05)           --          (0.12)
 Period from 06/30/00 * to 12/31/00       $10.00         (0.03)            0.94            --          (0.31)
Class I
 Six months ended 06/30/02 (unaudited)    $ 8.30         (0.11)           (1.52)           --             --
 Year ended 12/31/01                      $10.66         (0.19)           (2.05)           --          (0.12)
 Period from 06/30/00 * to 12/31/00       $10.00          0.02             0.95            --          (0.31)

SCIENCE & TECHNOLOGY FUND
Class A
 Six months ended 06/30/02 (unaudited)    $ 8.14         (0.19)           (2.84)           --             --
 Year ended 12/31/01                      $ 9.16         (0.34)           (0.68)           --             --
 Period from 06/30/00 * to 12/31/00       $10.00         (0.05)           (0.79)           --             --
Class B
 Six months ended 06/30/02 (unaudited)    $ 8.06         (0.21)           (2.80)           --             --
 Year ended 12/31/01                      $ 9.14         (0.39)           (0.69)           --             --
 Period from 06/30/00 * to 12/31/00       $10.00         (0.09)           (0.77)           --             --
Class C
 Six months ended 06/30/02 (unaudited)    $ 8.06         (0.21)           (2.81)           --             --
 Year ended 12/31/01                      $ 9.14         (0.39)           (0.69)           --             --
 Period from 06/30/00 * to 12/31/00       $10.00         (0.09)           (0.77)           --             --
Class I
 Six months ended 06/30/02 (unaudited)    $ 8.17         (0.18)           (2.85)           --             --
 Year ended 12/31/01                      $ 9.18         (0.31)           (0.70)           --             --
 Period from 06/30/00 * to 12/31/00       $10.00         (0.04)           (0.78)           --             --

(1)Excluding interest expense, net of reimbursement.
(2)Excluding interest expense, before reimbursement.
(3)Including interest expense, before reimbursement.
(4)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5)Adjusted to an annual basis.

                                                                   June 30, 2002
--------------------------------------------------------------------------------


                                  Ratio to Average Net Assets
                -------------------------------------------------------------------
       Ending
     Net Asset         Net                                       Gross Expenses                  Portfolio   Net Assets at
     Value Per     Investment           Net         Gross           Including          Total      Turnover   End of Period
       Share     Income (Loss)(5)   Expenses(1)   Expenses(2)   Interest Expense(3)   Return(4)     Rate     (000s Omitted)
---------------------------------------------------------------------------------------------------------------------------


      $ 6.63         (2.93)%         3.70%(5)      3.70%(5)          3.70%(5)         (19.73)%       146%        $ 4,470
      $ 8.26         (2.45)%         3.20%(5)      3.20%(5)          3.23%(5)         (21.27)%       213%        $ 6,405
      $10.65          0.18%          2.31%(5)      3.35%(5)          N/A                9.67%(5)     164%        $19,581

      $ 6.53         (3.69)%         4.45%(5)      4.45%(5)          4.45%(5)         (19.98)%       146%        $ 3,131
      $ 8.16         (3.20)%         3.95%(5)      3.95%(5)          3.98%(5)         (21.92)%       213%        $ 3,998
      $10.61         (0.57)%         3.06%(5)      4.10%(5)          N/A                9.27%        164%        $ 5,054

      $ 6.52         (3.69)%         4.45%(5)      4.45%(5)          4.45%(5)         (20.10)%       146%        $   938
      $ 8.16         (3.20)%         3.95%(5)      3.95%(5)          3.98%(5)         (21.84)%       213%        $ 1,397
      $10.60         (0.57)%         3.06%(5)      4.10%(5)          N/A                9.17%        164%        $ 3,540

      $ 6.67         (2.76)%         3.45%(5)      3.45%(5)          3.45%(5)         (19.64)%       146%        $   161
      $ 8.30         (2.20)%         2.95%(5)      2.95%(5)          2.98%(5)         (20.97)%       213%        $   208
      $10.66          0.43%          2.06%(5)      3.10%(5)          N/A                9.77%        164%        $   594



      $ 5.11         (5.29)%         6.12%(5)      6.12%(5)          6.12%(5)         (37.22)%       154%        $ 1,042
      $ 8.14         (4.35)%         4.85%(5)      4.85%(5)          5.00%(5)         (11.14)%       254%        $ 2,338
      $ 9.16         (0.90)%         2.71%(5)      4.48%(5)          N/A               (8.40)%       162%        $ 6,913

      $ 5.05         (6.06)%         6.87%(5)      6.87%(5)          6.87%(5)         (37.34)%       154%        $   423
      $ 8.06         (5.10)%         5.60%(5)      5.60%(5)          5.75%(5)         (11.82)%       254%        $   775
      $ 9.14         (1.65)%         3.46%(5)      5.23%(5)          N/A               (8.60)%       162%        $ 9,520

      $ 5.04         (6.04)%         6.87%(5)      6.87%(5)          6.87%(5)         (37.47)%       154%        $   994
      $ 8.06         (5.10)%         5.60%(5)      5.60%(5)          5.75%(5)         (11.82)%       254%        $ 1,740
      $ 9.14         (1.65)%         3.46%(5)      5.23%(5)          N/A               (8.60)%       162%        $ 3,548

      $ 5.14         (5.04)%         5.87%(5)      5.87%(5)          5.87%(5)         (37.09)%       154%        $   570
      $ 8.17         (4.10)%         4.60%(5)      4.60%(5)          4.75%(5)         (11.00)%       254%        $   945
      $ 9.18         (0.65)%         2.46%(5)      4.23%(5)          N/A               (8.20)%       162%        $ 1,272

                 (This page has been left blank intentionally)

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                             1550 Utica Avenue South
                                    Suite 950
                              Minneapolis, MN 55416

                                   DISTRIBUTOR
                          U.S. Growth Investments, Inc.
                             1550 Utica Avenue South
                                    Suite 935
                              Minneapolis, MN 55416

                                  ADMINISTRATOR
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                           Milwaukee, Wisconsin 53202

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                           Milwaukee, Wisconsin 53202

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             90 South Seventh Street
                             2200 Wells Fargo Center
                              Minneapolis, MN 55402


FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND, JUNDT TWENTY-FIVE FUND, JUNDT MID-CAP GROWTH FUND AND JUNDT SCIENCE & TECHNOLOGY FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-370-0612.